Schedule of Investments (unaudited)
June 30, 2023
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
AAR Corp.(a)(b)	2,317,363	$ 133,850,887
Aerojet Rocketdyne Holdings, Inc.(a)(b)(c)	5,309,583	291,336,819
AeroVironment, Inc.(a)(b)(c)	1,774,678	181,514,066
Kaman Corp.(a)	1,990,833	48,436,967
Moog, Inc., Class A(a)	2,019,820	219,009,083
National Presto Industries, Inc.(a)	359,965	26,349,438
Triumph Group, Inc.(a)(b)(c)	4,076,599	50,427,530
		950,924,790
Air Freight & Logistics — 0.5%
Forward Air Corp.(a)	1,825,289	193,681,416
Hub Group, Inc., Class A(a)(b)(c)	2,305,875	185,207,880
		378,889,296
Automobile Components — 1.5%
American Axle & Manufacturing Holdings, Inc.(a)(b)(c)	8,225,002	68,020,767
Dana, Inc.(a)	9,048,978	153,832,626
Dorman Products, Inc.(a)(b)(c)	1,992,078	157,035,509
Gentherm, Inc.(a)(b)(c)	2,330,326	131,686,722
LCI Industries(a)	1,778,551	224,737,704
Patrick Industries, Inc.(a)	1,489,861	119,188,880
Standard Motor Products, Inc.(a)	1,325,179	49,720,716
XPEL, Inc.(b)(c)	1,377,004	115,971,277
		1,020,194,201
Automobiles — 0.2%
Winnebago Industries, Inc.(a)(c)	2,145,670	143,094,732
Banks — 8.0%
Ameris Bancorp(a)	4,548,153	155,592,314
Atlantic Union Bankshares Corp.(a)	4,758,620	123,486,189
Axos Financial, Inc.(a)(b)(c)	3,680,136	145,144,564
Banc of California, Inc.(a)	3,735,754	43,260,031
BancFirst Corp.	1,230,530	113,208,760
Bancorp, Inc.(a)(b)(c)	3,814,401	124,540,193
Bank of Hawaii Corp.(a)	2,789,135	114,996,036
BankUnited, Inc.(a)	5,189,485	111,833,402
Banner Corp.(a)	2,394,680	104,575,676
Berkshire Hills Bancorp, Inc.(a)	3,091,585	64,088,557
Brookline Bancorp, Inc.(a)	6,049,727	52,874,614
Capitol Federal Financial, Inc.(a)	8,831,608	54,491,021
Central Pacific Financial Corp.(a)	1,597,517	25,096,992
City Holding Co.(a)	1,051,051	94,584,079
Community Bank System, Inc.(a)	3,701,570	173,529,602
Customers Bancorp, Inc.(a)(b)(c)	2,048,747	61,995,084
CVB Financial Corp.(a)	9,131,840	121,270,835
Dime Community Bancshares, Inc.(a)	2,303,409	40,609,101
Eagle Bancorp, Inc.(a)	2,142,275	45,330,539
FB Financial Corp.(a)	2,478,561	69,523,636
First BanCorp/Puerto Rico(a)	12,539,309	153,230,356
First Bancorp/Southern Pines NC(a)	2,858,970	85,054,357
First Commonwealth Financial Corp.(a)	7,130,256	90,197,738
First Financial Bancorp(a)	6,560,881	134,104,408
First Hawaiian, Inc.(a)	8,999,402	162,079,230
Fulton Financial Corp.	5,126,354	61,106,140
Hanmi Financial Corp.(a)	2,089,722	31,199,549
Heritage Financial Corp.(a)	2,445,385	39,541,875
Hilltop Holdings, Inc.	3,219,901	101,298,085
Hope Bancorp, Inc.(a)	8,233,716	69,327,889
Independent Bank Corp.(a)	3,077,480	136,978,635
Independent Bank Group, Inc.(a)	2,506,196	86,538,948
Lakeland Financial Corp.(a)	1,773,674	86,058,662
Security	Shares	Value
Banks (continued)
National Bank Holdings Corp., Class A(a)	2,635,476	$ 76,534,223
NBT Bancorp, Inc.(a)	2,973,455	94,704,542
Northfield Bancorp, Inc.(a)	2,855,790	31,356,574
Northwest Bancshares, Inc.(a)	8,785,042	93,121,445
OFG Bancorp(a)	3,314,821	86,450,532
Pacific Premier Bancorp, Inc.(a)	6,649,873	137,519,374
PacWest Bancorp(c)	5,547,720	45,213,918
Park National Corp.(a)	1,016,138	103,971,240
Pathward Financial, Inc.(a)(c)	1,877,036	87,019,389
Preferred Bank	615,879	33,867,186
Provident Financial Services, Inc.(a)	5,217,018	85,246,074
Renasant Corp.(a)	3,912,785	102,241,072
S&T Bancorp, Inc.(a)	2,717,737	73,895,269
Seacoast Banking Corp. of Florida(a)	5,842,009	129,108,399
ServisFirst Bancshares, Inc.(a)	3,446,102	141,014,494
Simmons First National Corp., Class A(a)	8,787,556	151,585,341
Southside Bancshares, Inc.(a)	2,049,009	53,602,075
Stellar Bancorp, Inc.(a)	3,199,837	73,244,269
Tompkins Financial Corp.(a)(c)	892,467	49,710,412
Triumph Financial, Inc.(a)(b)(c)	1,532,201	93,035,245
TrustCo Bank Corp.(a)	1,282,267	36,685,659
Trustmark Corp.(a)	4,016,549	84,829,515
United Community Banks, Inc.(a)	8,031,437	200,705,611
Veritex Holdings, Inc.(a)	3,748,074	67,202,967
Washington Federal, Inc.(a)	4,218,974	111,887,190
Westamerica BanCorp(a)	1,858,554	71,182,618
WSFS Financial Corp.(a)	4,251,315	160,359,602
		5,552,041,332
Beverages — 0.3%
MGP Ingredients, Inc.(c)	1,081,140	114,903,559
National Beverage Corp.(b)	1,637,165	79,156,928
		194,060,487
Biotechnology — 2.0%
Anika Therapeutics, Inc.(a)(b)(c)	1,042,655	27,088,177
Arcus Biosciences, Inc.(a)(b)(c)	3,700,401	75,155,144
Avid Bioservices, Inc.(a)(b)(c)	4,401,455	61,488,326
Catalyst Pharmaceuticals, Inc.(a)(b)(c)	6,845,448	92,002,821
Coherus Biosciences, Inc.(a)(b)(c)	4,731,563	20,203,774
Cytokinetics, Inc.(a)(b)(c)	6,718,070	219,143,443
Dynavax Technologies Corp.(a)(b)(c)	8,396,440	108,482,005
Emergent BioSolutions, Inc.(a)(b)(c)	3,155,866	23,195,615
Enanta Pharmaceuticals, Inc.(a)(b)(c)	1,398,474	29,927,344
Ironwood Pharmaceuticals, Inc., Class A(a)(b)(c)	9,491,557	100,990,166
iTeos Therapeutics, Inc.(b)(c)	1,743,616	23,085,476
Myriad Genetics, Inc.(a)(b)(c)	5,736,136	132,963,632
REGENXBIO, Inc.(a)(b)(c)	2,657,948	53,132,381
uniQure NV(a)(b)(c)	2,958,647	33,906,095
Vanda Pharmaceuticals, Inc.(a)(b)(c)	4,162,239	27,429,155
Vericel Corp.(a)(b)(c)	3,342,186	125,565,928
Vir Biotechnology, Inc.(b)	5,365,171	131,607,645
Xencor, Inc.(a)(b)(c)	4,246,719	106,040,573
		1,391,407,700
Building Products — 1.9%
AAON, Inc.(a)(c)	3,008,232	285,210,476
American Woodmark Corp.(a)(b)(c)	1,170,954	89,425,757
Apogee Enterprises, Inc.(a)	1,566,144	74,344,856
AZZ, Inc.(a)	1,750,819	76,090,594
Gibraltar Industries, Inc.(a)(b)	2,139,725	134,631,497
Griffon Corp.(a)	3,350,041	135,006,652
Insteel Industries, Inc.(a)(c)	1,366,461	42,524,266
Masterbrand, Inc.(a)(b)(c)	9,039,934	105,134,432

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
PGT Innovations, Inc.(a)(b)(c)	4,124,863	$ 120,239,756
Quanex Building Products Corp.(a)	2,348,590	63,059,642
Resideo Technologies, Inc.(a)(b)(c)	10,354,479	182,860,099
		1,308,528,027
Capital Markets — 1.1%
Artisan Partners Asset Management, Inc., Class A	1,305,984	51,338,231
Avantax, Inc.(a)(b)(c)	2,726,644	61,022,293
B Riley Financial, Inc.(c)	1,107,491	50,922,436
Brightsphere Investment Group, Inc.(a)(c)	2,273,271	47,625,027
Donnelley Financial Solutions, Inc.(a)(b)(c)	1,777,523	80,930,622
Moelis & Co., Class A	1,090,129	49,426,449
Piper Sandler Cos.(a)	1,040,859	134,541,434
StoneX Group, Inc.(a)(b)(c)	1,244,332	103,379,103
Virtus Investment Partners, Inc.(a)	483,816	95,539,146
WisdomTree, Inc.(a)	7,911,817	54,275,065
		728,999,806
Chemicals — 2.9%
AdvanSix, Inc.(a)	1,947,515	68,124,075
American Vanguard Corp.(a)	1,953,843	34,915,174
Balchem Corp.(a)	2,264,684	305,302,050
FutureFuel Corp.	1,898,227	16,799,309
Hawkins, Inc.(a)	1,338,649	63,840,171
HB Fuller Co.(a)	3,781,502	270,415,208
Ingevity Corp.(a)(b)(c)	2,399,366	139,547,127
Innospec, Inc.(a)	1,750,316	175,801,739
Koppers Holdings, Inc.(a)(c)	1,463,945	49,920,525
Livent Corp.(a)(b)(c)	12,619,366	346,149,209
Mativ Holdings, Inc.(a)	3,854,764	58,284,032
Minerals Technologies, Inc.(a)(c)	2,287,453	131,963,164
Quaker Chemical Corp.(a)(c)	959,380	186,983,162
Stepan Co.(a)	1,492,993	142,670,411
Trinseo PLC(a)	2,483,249	31,462,765
		2,022,178,121
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.(a)	4,648,983	198,279,125
Brady Corp., Class A, NVS	3,239,890	154,121,567
CoreCivic, Inc.(a)(b)	7,987,674	75,164,012
Deluxe Corp.(a)	3,054,806	53,398,009
Enviri Corp.(a)(b)	5,604,627	55,317,668
GEO Group, Inc.(a)(b)	8,904,641	63,757,230
Healthcare Services Group, Inc.(a)	5,214,286	77,849,290
HNI Corp.(a)	3,279,621	92,419,720
Interface, Inc., Class A(a)(c)	4,099,228	36,032,214
Liquidity Services, Inc.(a)(b)	1,647,595	27,185,318
Matthews International Corp., Class A(a)	2,152,123	91,723,482
MillerKnoll, Inc.(a)	5,314,986	78,555,493
OPENLANE, Inc.(a)(b)(c)	7,680,604	116,898,793
Pitney Bowes, Inc.	7,894,604	27,946,898
UniFirst Corp.(a)(c)	1,061,922	164,608,529
Viad Corp.(a)(b)(c)	1,471,959	39,566,258
		1,352,823,606
Communications Equipment — 1.5%
ADTRAN Holdings, Inc.(a)	5,030,969	52,976,104
Clearfield, Inc.(a)(b)(c)	894,542	42,356,564
Digi International, Inc.(a)(b)(c)	2,516,681	99,132,065
Extreme Networks, Inc.(b)(c)	5,838,562	152,094,540
Harmonic, Inc.(a)(b)(c)	7,814,590	126,361,920
NETGEAR, Inc.(a)(b)(c)	2,053,091	29,071,769
NetScout Systems, Inc.(a)(b)(c)	4,735,769	146,572,051
Security	Shares	Value
Communications Equipment (continued)
Viasat, Inc.(b)(c)	5,367,492	$ 221,462,720
Viavi Solutions, Inc.(a)(b)(c)	15,650,830	177,323,904
		1,047,351,637
Construction & Engineering — 1.7%
Arcosa, Inc.(a)	3,404,055	257,925,247
Comfort Systems U.S.A., Inc.(a)(c)	2,509,998	412,141,672
Dycom Industries, Inc.(a)(b)(c)	2,062,327	234,383,464
Granite Construction, Inc.(a)	3,083,475	122,660,635
MYR Group, Inc.(a)(b)(c)	1,174,042	162,416,970
		1,189,527,988
Consumer Finance — 1.0%
Bread Financial Holdings, Inc.	1,729,161	54,278,364
Encore Capital Group, Inc.(a)(b)(c)	1,650,207	80,233,064
Enova International, Inc.(a)(b)(c)	2,193,019	116,493,169
EZCORP, Inc., Class A, NVS(b)(c)	3,689,992	30,922,133
Green Dot Corp., Class A(a)(b)(c)	3,230,262	60,535,110
Navient Corp.(a)	6,950,204	129,134,790
PRA Group, Inc.(a)(b)(c)	2,767,641	63,240,597
PROG Holdings, Inc.(a)(b)(c)	3,286,187	105,552,326
World Acceptance Corp.(b)(c)	236,378	31,677,016
		672,066,569
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc.(a)	2,214,946	102,219,758
Chefs’ Warehouse, Inc.(a)(b)(c)	2,473,559	88,454,470
PriceSmart, Inc.(a)	1,764,621	130,687,831
SpartanNash Co.(a)	2,468,479	55,565,462
United Natural Foods, Inc.(a)(b)(c)	4,180,263	81,724,142
		458,651,663
Containers & Packaging — 0.4%
Myers Industries, Inc.(a)	2,582,502	50,178,014
O-I Glass, Inc.(a)(b)(c)	10,920,884	232,942,456
		283,120,470
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.(a)(b)(c)	3,061,182	105,120,990
Frontdoor, Inc.(a)(b)(c)	5,736,381	182,990,554
Mister Car Wash, Inc.(b)(c)	5,638,098	54,407,646
Perdoceo Education Corp.(a)(b)(c)	4,767,895	58,502,072
Strategic Education, Inc.(a)	1,571,980	106,643,123
Stride, Inc.(a)(b)(c)	2,885,438	107,424,857
		615,089,242
Diversified REITs — 0.8%
Alexander & Baldwin, Inc.(a)	5,128,402	95,285,709
American Assets Trust, Inc.(a)	3,688,570	70,820,544
Armada Hoffler Properties, Inc.(a)	4,775,257	55,775,002
Essential Properties Realty Trust, Inc.(a)	10,430,964	245,544,893
Global Net Lease, Inc.(a)	7,334,322	75,396,830
		542,822,978
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	756,161	27,675,493
Cogent Communications Holdings, Inc.(a)	3,019,138	203,157,796
Consolidated Communications Holdings, Inc.(b)(c)	5,429,395	20,794,583
Lumen Technologies, Inc.(c)	47,061,267	106,358,463
		357,986,335
Electric Utilities — 0.3%
Otter Tail Corp.(a)	2,929,849	231,340,877
Electrical Equipment — 0.5%
Encore Wire Corp.(a)(c)	1,261,822	234,610,564

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Powell Industries, Inc.(a)	645,197	$ 39,092,486
SunPower Corp.(b)(c)	6,048,178	59,272,144
		332,975,194
Electronic Equipment, Instruments & Components — 4.3%
Advanced Energy Industries, Inc.(a)(c)	2,636,698	293,859,992
Arlo Technologies, Inc.(a)(b)(c)	6,468,419	70,570,451
Badger Meter, Inc.(a)	2,055,664	303,333,780
Benchmark Electronics, Inc.(a)	2,517,027	65,014,807
CTS Corp.(a)	2,213,573	94,364,617
ePlus, Inc.(a)(b)(c)	1,894,603	106,666,149
Fabrinet(a)(b)	2,550,128	331,210,625
Insight Enterprises, Inc.(a)(b)(c)	2,029,690	297,024,835
Itron, Inc.(a)(b)(c)	3,189,805	229,984,941
Knowles Corp.(a)(b)(c)	6,423,784	116,013,539
Methode Electronics, Inc.(a)	2,529,938	84,803,522
OSI Systems, Inc.(a)(b)(c)	1,091,957	128,665,293
PC Connection, Inc.(c)	798,394	36,007,569
Plexus Corp.(a)(b)(c)	1,942,673	190,848,196
Rogers Corp.(a)(b)(c)	1,307,783	211,769,301
Sanmina Corp.(a)(b)(c)	4,100,785	247,154,312
ScanSource, Inc.(a)(b)(c)	1,750,143	51,734,227
TTM Technologies, Inc.(a)(b)(c)	7,246,371	100,724,557
		2,959,750,713
Energy Equipment & Services — 1.8%
Archrock, Inc.(a)	9,473,630	97,104,707
Bristow Group, Inc.(a)(b)(c)	1,653,619	47,508,474
Core Laboratories, Inc.(a)(c)	3,279,379	74,716,271
Dril-Quip, Inc.(a)(b)(c)	2,401,927	55,892,841
Helix Energy Solutions Group, Inc.(a)(b)(c)	10,009,395	73,869,335
Helmerich & Payne, Inc.(a)	7,203,457	255,362,551
Nabors Industries Ltd.(a)(b)(c)	640,203	59,558,085
NexTier Oilfield Solutions, Inc.(b)(c)	10,584,801	94,628,121
Oceaneering International, Inc.(a)(b)(c)	7,080,840	132,411,708
Oil States International, Inc.(a)(b)(c)	4,540,296	33,916,011
Patterson-UTI Energy, Inc.(a)	14,628,291	175,100,643
ProPetro Holding Corp.(a)(b)(c)	6,803,499	56,060,832
RPC, Inc.	5,832,712	41,703,891
U.S. Silica Holdings, Inc.(a)(b)(c)	5,444,943	66,047,159
		1,263,880,629
Entertainment — 0.2%
Cinemark Holdings, Inc.(a)(b)(c)	7,603,640	125,460,060
Marcus Corp.(a)(c)	1,737,804	25,771,633
		151,231,693
Financial Services — 1.2%
EVERTEC, Inc.(a)	4,576,854	168,565,533
Mr. Cooper Group, Inc.(a)(b)(c)	4,710,088	238,518,856
NMI Holdings, Inc., Class A(a)(b)(c)	5,874,603	151,682,249
Payoneer Global, Inc.(b)	14,399,422	69,261,220
Radian Group, Inc.	2,539,714	64,203,970
Walker & Dunlop, Inc.(a)	2,178,022	172,259,760
		864,491,588
Food Products — 1.9%
B&G Foods, Inc.(a)	5,101,346	71,010,736
Calavo Growers, Inc.(a)	1,253,672	36,381,561
Cal-Maine Foods, Inc.(a)	2,665,915	119,966,175
Fresh Del Monte Produce, Inc.	2,159,254	55,514,420
Hain Celestial Group, Inc.(a)(b)(c)	6,285,749	78,634,720
Hostess Brands, Inc., Class A(a)(b)(c)	9,333,860	236,333,335
J & J Snack Foods Corp.(a)	1,054,767	167,032,902
John B Sanfilippo & Son, Inc.(a)	628,192	73,668,076
Security	Shares	Value
Food Products (continued)
Seneca Foods Corp., Class A(a)(b)(c)	385,935	$ 12,612,356
Simply Good Foods Co.(a)(b)	5,939,199	217,315,291
Tootsie Roll Industries, Inc.(c)	1,261,035	44,653,249
TreeHouse Foods, Inc.(a)(b)(c)	3,561,423	179,424,491
		1,292,547,312
Gas Utilities — 0.4%
Chesapeake Utilities Corp.(a)(c)	1,251,271	148,901,249
Northwest Natural Holding Co.(a)	2,532,546	109,026,105
		257,927,354
Ground Transportation — 0.7%
ArcBest Corp.(a)(c)	1,682,625	166,243,350
Heartland Express, Inc.(c)	3,275,616	53,752,859
Marten Transport Ltd.(a)	4,059,032	87,269,188
RXO, Inc.(a)(b)(c)	8,223,976	186,437,536
		493,702,933
Health Care Equipment & Supplies — 2.8%
AngioDynamics, Inc.(a)(b)(c)	2,772,394	28,916,069
Artivion, Inc.(a)(b)(c)	2,888,166	49,647,574
Avanos Medical, Inc.(a)(b)(c)	3,286,071	83,991,975
CONMED Corp.(a)(c)	2,143,540	291,285,651
Embecta Corp.(a)	4,031,859	87,088,154
Glaukos Corp.(a)(b)(c)	3,384,685	241,023,419
Integer Holdings Corp.(a)(b)(c)	2,333,202	206,745,029
LeMaitre Vascular, Inc.(a)	1,366,561	91,942,224
Merit Medical Systems, Inc.(a)(b)(c)	4,030,374	337,100,481
NuVasive, Inc.(a)(b)(c)	3,682,584	153,158,669
OraSure Technologies, Inc.(a)(b)(c)	5,176,588	25,934,706
Orthofix Medical, Inc.(a)(b)	2,452,951	44,300,295
Tandem Diabetes Care, Inc.(a)(b)(c)	4,541,475	111,447,797
UFP Technologies, Inc.(a)(b)(c)	485,094	94,035,472
Varex Imaging Corp.(a)(b)(c)	2,838,143	66,895,031
Zynex, Inc.(b)(c)	1,502,227	14,406,357
		1,927,918,903
Health Care Providers & Services — 3.3%
AdaptHealth Corp.(b)(c)	5,375,536	65,420,273
Addus HomeCare Corp.(a)(b)(c)	1,143,645	106,015,891
Agiliti, Inc.(b)(c)	2,375,228	39,191,262
AMN Healthcare Services, Inc.(a)(b)(c)	2,784,435	303,837,547
Apollo Medical Holdings, Inc.(b)(c)	2,836,102	89,620,823
Community Health Systems, Inc.(a)(b)(c)	8,985,437	39,535,923
CorVel Corp.(b)(c)	639,057	123,657,529
Cross Country Healthcare, Inc.(a)(b)(c)	2,401,352	67,429,964
Enhabit, Inc.(a)(b)(c)	3,521,466	40,496,859
Ensign Group, Inc.(a)(c)	3,925,071	374,687,278
Fulgent Genetics, Inc.(b)(c)	1,397,676	51,755,942
ModivCare, Inc.(a)(b)(c)	896,203	40,517,338
NeoGenomics, Inc.(a)(b)(c)	8,966,604	144,093,326
Owens & Minor, Inc.(a)(b)	5,358,850	102,032,504
Pediatrix Medical Group, Inc.(a)(b)(c)	5,802,145	82,448,480
Privia Health Group, Inc.(a)(b)(c)	6,577,581	171,740,640
RadNet, Inc.(b)(c)	3,215,114	104,877,019
Select Medical Holdings Corp.(a)	7,322,198	233,285,228
U.S. Physical Therapy, Inc.(a)	1,034,294	125,552,949
		2,306,196,775
Health Care REITs — 0.5%
CareTrust REIT, Inc.(a)	6,990,760	138,836,494
Community Healthcare Trust, Inc.(a)	1,719,448	56,776,173
LTC Properties, Inc.(a)	2,922,001	96,484,473
Universal Health Realty Income Trust(a)	897,374	42,697,055
		334,794,195

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology — 0.9%
Certara, Inc.(b)(c)	7,412,099	$ 134,974,323
Computer Programs & Systems, Inc.(a)(b)	1,002,922	24,762,144
HealthStream, Inc.(a)(c)	1,712,649	42,062,659
NextGen Healthcare, Inc.(a)(b)(c)	3,762,104	61,021,327
Schrodinger, Inc.(a)(b)(c)	3,766,244	188,010,900
Simulations Plus, Inc.(a)(c)	1,111,170	48,146,996
Veradigm, Inc.(a)(b)(c)	7,719,815	97,269,669
		596,248,018
Hotel & Resort REITs — 0.9%
Chatham Lodging Trust(a)	3,452,135	32,311,984
DiamondRock Hospitality Co.(a)	14,739,287	118,061,689
Pebblebrook Hotel Trust(a)(c)	7,776,837	108,409,108
Service Properties Trust(a)	11,651,717	101,253,421
Summit Hotel Properties, Inc.(a)	7,553,846	49,175,537
Sunstone Hotel Investors, Inc.(a)(c)	14,610,063	147,853,838
Xenia Hotels & Resorts, Inc.(a)	7,641,436	94,066,077
		651,131,654
Hotels, Restaurants & Leisure — 2.2%
BJ’s Restaurants, Inc.(a)(b)	1,654,618	52,616,852
Bloomin’ Brands, Inc.(a)	6,132,099	164,892,142
Brinker International, Inc.(a)(b)(c)	3,126,062	114,413,869
Cheesecake Factory, Inc.(a)	3,350,509	115,860,601
Chuy’s Holdings, Inc.(a)(b)(c)	1,273,686	51,991,863
Cracker Barrel Old Country Store, Inc.(a)	1,553,890	144,791,470
Dave & Buster’s Entertainment, Inc.(a)(b)(c)	2,811,693	125,289,040
Dine Brands Global, Inc.(a)	1,098,435	63,742,183
El Pollo Loco Holdings, Inc.	1,349,183	11,832,335
Golden Entertainment, Inc.(a)(b)(c)	1,563,182	65,341,008
Jack in the Box, Inc.(a)	1,453,330	141,743,275
Monarch Casino & Resort, Inc.	940,364	66,248,644
Sabre Corp.(a)(b)(c)	23,451,329	74,809,740
Shake Shack, Inc., Class A(a)(b)(c)	2,629,473	204,362,642
Six Flags Entertainment Corp.(a)(b)	5,202,143	135,151,675
		1,533,087,339
Household Durables — 3.2%
Cavco Industries, Inc.(a)(b)(c)	567,708	167,473,860
Century Communities, Inc.(a)	2,001,425	153,349,183
Ethan Allen Interiors, Inc.(a)	1,603,722	45,353,258
Green Brick Partners, Inc.(b)(c)	1,896,352	107,712,794
Installed Building Products, Inc.(a)	1,636,532	229,376,325
iRobot Corp.(a)(b)(c)	1,913,931	86,605,378
La-Z-Boy, Inc.(a)	3,037,138	86,983,632
LGI Homes, Inc.(a)(b)(c)	1,454,059	196,138,019
M/I Homes, Inc.(a)(b)(c)	1,951,024	170,109,783
MDC Holdings, Inc.(a)	4,106,392	192,055,954
Meritage Homes Corp.(a)	2,580,239	367,090,603
Sonos, Inc.(a)(b)(c)	9,016,367	147,237,273
Tri Pointe Homes, Inc.(a)(b)(c)	7,018,131	230,615,785
		2,180,101,847
Household Products — 0.4%
Central Garden & Pet Co.(a)(b)(c)	681,781	26,432,649
Central Garden & Pet Co., Class A, NVS(b)	2,912,802	106,200,761
WD-40 Co.(a)(c)	953,412	179,861,174
		312,494,584
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.(a)	1,970,522	143,867,811
LXP Industrial Trust(a)	20,576,670	200,622,533
		344,490,344
Insurance — 2.1%
Ambac Financial Group, Inc.(b)(c)	2,217,455	31,576,559
Security	Shares	Value
Insurance (continued)
American Equity Investment Life Holding Co.(a)	4,415,570	$ 230,095,353
AMERISAFE, Inc.(a)	1,352,882	72,135,668
Assured Guaranty Ltd.(a)	4,165,361	232,427,144
Employers Holdings, Inc.(a)	1,733,257	64,841,144
Genworth Financial, Inc., Class A(a)(b)(c)	30,180,960	150,904,800
HCI Group, Inc.(a)	479,905	29,648,531
Horace Mann Educators Corp.(a)	2,732,195	81,036,904
James River Group Holdings Ltd.(a)	2,623,721	47,909,145
Mercury General Corp.	1,877,939	56,845,214
Palomar Holdings, Inc.(a)(b)(c)	1,746,586	101,371,851
ProAssurance Corp.(a)	3,525,618	53,201,576
Safety Insurance Group, Inc.(a)	1,023,762	73,424,211
SiriusPoint Ltd.(b)(c)	6,028,223	54,434,854
Stewart Information Services Corp.(a)	1,891,521	77,817,174
Trupanion, Inc.(a)(b)(c)	2,492,004	49,042,639
United Fire Group, Inc.(a)	1,513,724	34,300,986
Universal Insurance Holdings, Inc.(a)	1,927,411	29,739,952
		1,470,753,705
Interactive Media & Services — 0.7%
Cargurus, Inc.(a)(b)(c)	6,294,721	142,449,536
Cars.com, Inc.(a)(b)(c)	4,360,554	86,426,180
QuinStreet, Inc.(a)(b)(c)	3,594,361	31,738,208
Shutterstock, Inc.	1,697,440	82,614,405
Yelp, Inc.(a)(b)(c)	4,835,481	176,059,863
		519,288,192
IT Services — 0.3%
Perficient, Inc.(a)(b)(c)	2,446,990	203,907,677
Leisure Products — 0.3%
Sturm Ruger & Co., Inc.(a)	1,242,694	65,813,074
Vista Outdoor, Inc.(a)(b)(c)	4,015,266	111,102,410
		176,915,484
Life Sciences Tools & Services — 0.2%
BioLife Solutions, Inc.(a)(b)(c)	2,445,113	54,036,997
Cytek Biosciences, Inc.(b)(c)	5,626,082	48,046,740
Mesa Laboratories, Inc.(a)(c)	355,037	45,622,255
OmniAb, Inc., 12.50 Earnout Shares(d)	450,637	—
OmniAb, Inc., 15.00 Earnout Shares(d)	450,637	—
		147,705,992
Machinery — 5.5%
3D Systems Corp.(a)(b)(c)	9,216,198	91,516,846
Alamo Group, Inc.(a)	724,599	133,261,002
Albany International Corp., Class A(a)	2,189,314	204,219,210
Astec Industries, Inc.(a)	1,604,722	72,918,568
Barnes Group, Inc.(a)	3,560,640	150,223,402
CIRCOR International, Inc.(a)(b)(c)	1,431,692	80,819,013
Enerpac Tool Group Corp.(a)(c)	4,021,310	108,575,370
EnPro Industries, Inc.(a)	1,467,365	195,937,248
ESCO Technologies, Inc.(a)(c)	1,807,519	187,313,194
Federal Signal Corp.(a)	4,274,697	273,708,849
Franklin Electric Co., Inc.(a)	2,726,928	280,600,891
Greenbrier Cos., Inc.(a)	2,243,325	96,687,307
Hillenbrand, Inc.(a)	4,888,360	250,675,101
John Bean Technologies Corp.(a)(c)	2,236,920	271,338,396
Kennametal, Inc.(a)	5,651,142	160,435,921
Lindsay Corp.(a)	775,439	92,540,890
Mueller Industries, Inc.(a)(c)	4,002,867	349,370,232
Proto Labs, Inc.(a)(b)(c)	1,851,413	64,725,398
SPX Technologies, Inc.(a)(b)(c)	3,196,226	271,583,323
Standex International Corp.(a)(c)	835,247	118,162,393
Tennant Co.(a)	1,300,779	105,506,185

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Titan International, Inc.(a)(b)(c)	3,613,045	$ 41,477,757
Trinity Industries, Inc.(a)	5,725,021	147,190,290
Wabash National Corp.(a)	3,338,151	85,590,192
		3,834,376,978
Marine Transportation — 0.3%
Matson, Inc.(a)	2,521,740	196,014,850
Media — 0.7%
AMC Networks, Inc., Class A(a)(b)(c)	2,059,512	24,611,168
DISH Network Corp., Class A(a)(b)(c)	17,828,979	117,492,972
EW Scripps Co., Class A, NVS(a)(b)(c)	4,142,318	37,902,210
John Wiley & Sons, Inc., Class A(a)	3,010,451	102,445,648
Scholastic Corp., NVS(a)	2,054,258	79,890,094
TechTarget, Inc.(a)(b)(c)	1,817,352	56,574,168
Thryv Holdings, Inc.(a)(b)(c)	2,178,477	53,590,534
		472,506,794
Metals & Mining — 2.1%
Arconic Corp.(a)(b)(c)	7,038,895	208,210,514
ATI, Inc.(a)(b)(c)	9,028,477	399,329,538
Carpenter Technology Corp.(a)	3,412,306	191,532,736
Century Aluminum Co.(b)(c)	3,653,097	31,855,006
Compass Minerals International, Inc.(a)	2,402,300	81,678,200
Haynes International, Inc.(a)	899,558	45,715,538
Kaiser Aluminum Corp.(a)	1,122,776	80,435,673
Materion Corp.(a)(c)	1,448,453	165,413,333
Olympic Steel, Inc.(a)	676,503	33,148,647
SunCoke Energy, Inc.(a)	5,884,506	46,311,062
TimkenSteel Corp.(a)(b)(c)	2,744,740	59,204,042
Warrior Met Coal, Inc.	2,470,246	96,216,082
		1,439,050,371
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Apollo Commercial Real Estate Finance, Inc.(a)	9,184,206	103,965,212
Arbor Realty Trust, Inc.(c)	7,143,332	105,864,180
ARMOUR Residential REIT, Inc.(a)	13,740,869	73,238,832
Ellington Financial, Inc.(a)	4,477,730	61,792,674
Franklin BSP Realty Trust, Inc.(a)	5,782,239	81,876,504
Invesco Mortgage Capital, Inc.(a)	2,942,107	33,745,967
KKR Real Estate Finance Trust, Inc.(a)	4,079,531	49,647,892
New York Mortgage Trust, Inc.(a)(c)	6,408,900	63,576,288
PennyMac Mortgage Investment Trust(a)	6,152,924	82,941,416
Ready Capital Corp.(a)	11,337,749	127,889,809
Redwood Trust, Inc.(a)	8,014,904	51,054,938
Two Harbors Investment Corp.(a)	6,828,820	94,784,022
		930,377,734
Multi-Utilities — 0.4%
Avista Corp.(a)	5,284,129	207,507,746
Unitil Corp.(a)	1,136,673	57,640,688
		265,148,434
Office REITs — 0.8%
Brandywine Realty Trust(a)	12,030,640	55,942,476
Douglas Emmett, Inc.	6,820,727	85,736,538
Easterly Government Properties, Inc.(a)	6,284,213	91,121,088
Hudson Pacific Properties, Inc.(a)	9,029,376	38,103,967
JBG SMITH Properties(a)	6,847,944	102,993,078
Office Properties Income Trust(a)	3,431,550	26,422,935
Orion Office REIT, Inc.(a)	4,003,863	26,465,534
SL Green Realty Corp.(a)	4,505,402	135,387,330
		562,172,946
Oil, Gas & Consumable Fuels — 2.7%
California Resources Corp.(a)	4,945,756	223,993,289
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.(a)(b)(c)	3,606,504	$ 126,480,095
Civitas Resources, Inc.	3,439,422	238,592,704
Comstock Resources, Inc.	6,432,636	74,618,578
CONSOL Energy, Inc.(a)	2,239,808	151,881,380
CVR Energy, Inc.	2,049,196	61,393,912
Dorian LPG Ltd.(a)	2,240,596	57,471,287
Green Plains, Inc.(a)(b)(c)	3,655,598	117,856,480
Northern Oil & Gas, Inc.(a)	5,665,908	194,453,963
Par Pacific Holdings, Inc.(b)(c)	2,888,579	76,865,087
REX American Resources Corp.(a)(b)(c)	1,081,301	37,640,088
SM Energy Co.(a)	8,467,617	267,830,726
Talos Energy, Inc.(a)(b)(c)	7,617,204	105,650,619
Vital Energy, Inc.(a)(b)(c)	1,307,137	59,017,236
World Kinect Corp.(a)	4,385,545	90,693,071
		1,884,438,515
Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)(b)(c)	1,195,165	37,432,568
Mercer International, Inc.	2,863,089	23,105,128
Sylvamo Corp.(a)	2,244,858	90,804,506
		151,342,202
Passenger Airlines — 0.5%
Allegiant Travel Co.(a)(b)(c)	1,100,442	138,963,816
Hawaiian Holdings, Inc.(a)(b)(c)	3,642,306	39,227,636
SkyWest, Inc.(a)(b)(c)	3,135,797	127,689,654
Sun Country Airlines Holdings, Inc.(b)(c)	2,569,712	57,767,126
		363,648,232
Personal Care Products — 1.4%
Edgewell Personal Care Co.(a)	3,592,508	148,406,505
elf Beauty, Inc.(a)(b)(c)	3,555,770	406,175,607
Inter Parfums, Inc.	1,257,462	170,046,586
Medifast, Inc.(a)	765,679	70,564,977
Nu Skin Enterprises, Inc., Class A(a)	3,506,442	116,413,874
USANA Health Sciences, Inc.(b)(c)	786,743	49,596,279
		961,203,828
Pharmaceuticals — 1.6%
Amphastar Pharmaceuticals, Inc.(a)(b)(c)	2,645,134	152,015,851
ANI Pharmaceuticals, Inc.(b)	977,379	52,612,312
Collegium Pharmaceutical, Inc.(a)(b)(c)	2,439,070	52,415,614
Corcept Therapeutics, Inc.(a)(b)(c)	6,343,715	141,147,659
Harmony Biosciences Holdings, Inc.(b)(c)	2,106,790	74,137,940
Innoviva, Inc.(a)(b)(c)	4,133,090	52,614,236
Ligand Pharmaceuticals, Inc.(a)(b)(c)	1,153,884	83,195,036
Pacira BioSciences, Inc.(a)(b)(c)	3,231,704	129,494,379
Phibro Animal Health Corp., Class A(a)	1,480,717	20,285,823
Prestige Consumer Healthcare, Inc.(a)(b)(c)	3,486,994	207,232,053
Supernus Pharmaceuticals, Inc.(a)(b)(c)	3,824,696	114,970,362
		1,080,121,265
Professional Services — 1.2%
CSG Systems International, Inc.(a)	2,137,329	112,722,731
Forrester Research, Inc.(b)(c)	818,531	23,811,067
Heidrick & Struggles International, Inc.(a)	1,415,125	37,458,359
Kelly Services, Inc., Class A, NVS	2,314,820	40,763,980
Korn Ferry(a)	3,686,602	182,634,263
NV5 Global, Inc.(a)(b)(c)	887,060	98,259,636
Resources Connection, Inc.(a)	2,257,359	35,463,110
TrueBlue, Inc.(a)(b)(c)	2,192,264	38,824,995
TTEC Holdings, Inc.	1,335,464	45,192,102
Verra Mobility Corp., Class A(a)(b)(c)	9,810,681	193,466,629
		808,596,872

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc.(a)(b)(c)	7,798,746	$ 52,095,623
Cushman & Wakefield PLC(b)(c)	9,581,275	78,374,829
eXp World Holdings, Inc.(c)	5,198,712	105,429,879
Kennedy-Wilson Holdings, Inc.(a)	8,358,484	136,494,044
Marcus & Millichap, Inc.(c)	1,712,718	53,967,744
REX Holdings, Inc., Class A(a)	1,280,553	24,663,451
St. Joe Co.	2,382,647	115,177,156
		566,202,726
Residential REITs — 0.5%
Centerspace(a)	1,056,951	64,854,513
Elme Communities(a)	6,141,387	100,964,402
NexPoint Residential Trust, Inc.(a)	1,532,940	69,718,111
Veris Residential, Inc.(a)(b)	5,613,357	90,094,380
		325,631,406
Retail REITs — 1.7%
Acadia Realty Trust(a)	6,645,199	95,624,414
Getty Realty Corp.(a)	3,157,043	106,771,194
Macerich Co.	1,025,799	11,560,755
Phillips Edison & Co., Inc.(a)	8,242,108	280,891,041
Retail Opportunity Investments Corp.(a)	8,892,795	120,141,660
RPT Realty(a)	6,125,107	64,007,368
Saul Centers, Inc.	912,918	33,622,770
SITE Centers Corp.	10,042,064	132,756,086
Tanger Factory Outlet Centers, Inc.(a)	7,385,769	163,003,922
Urban Edge Properties(a)	8,295,252	127,995,738
Urstadt Biddle Properties, Inc., Class A(a)	2,028,141	43,118,278
Whitestone REIT(a)	3,282,774	31,842,908
		1,211,336,134
Semiconductors & Semiconductor Equipment — 4.7%
Alpha & Omega Semiconductor Ltd.(a)(b)	1,565,025	51,332,820
Axcelis Technologies, Inc.(a)(b)(c)	2,295,407	420,816,965
CEVA, Inc.(a)(b)(c)	1,654,455	42,271,325
Cohu, Inc.(a)(b)(c)	3,340,781	138,842,858
Diodes, Inc.(a)(b)	3,211,260	297,009,437
FormFactor, Inc.(a)(b)(c)	5,423,766	185,601,273
Ichor Holdings Ltd.(a)(b)(c)	2,042,062	76,577,325
Kulicke & Soffa Industries, Inc.(a)(c)	3,974,731	236,297,758
MaxLinear, Inc.(a)(b)(c)	5,172,393	163,240,723
Onto Innovation, Inc.(a)(b)(c)	3,436,267	400,222,017
PDF Solutions, Inc.(a)(b)(c)	2,100,742	94,743,464
Photronics, Inc.(a)(b)(c)	4,395,755	113,366,521
Rambus, Inc.(a)(b)(c)	7,640,200	490,271,634
Semtech Corp.(a)(b)(c)	4,497,877	114,515,948
SiTime Corp.(a)(b)(c)	1,156,186	136,395,262
SMART Global Holdings, Inc.(a)(b)(c)	3,466,802	100,571,926
Ultra Clean Holdings, Inc.(a)(b)(c)	3,145,746	120,985,391
Veeco Instruments, Inc.(a)(b)(c)	3,632,531	93,283,396
		3,276,346,043
Software — 3.0%
8x8, Inc.(a)(b)(c)	7,988,008	33,789,274
A10 Networks, Inc.(a)	4,520,087	65,948,069
Adeia, Inc.(a)	7,007,031	77,147,411
Agilysys, Inc.(a)(b)(c)	1,397,923	95,953,435
Alarm.com Holdings, Inc.(a)(b)(c)	3,502,445	181,006,358
Cerence, Inc.(a)(b)(c)	2,832,659	82,798,623
Consensus Cloud Solutions, Inc.(a)(b)(c)	1,236,299	38,325,269
Digital Turbine, Inc.(a)(b)(c)	6,344,886	58,880,542
DoubleVerify Holdings, Inc.(b)(c)	6,184,108	240,685,483
Ebix, Inc.(a)(c)	1,659,339	41,815,343
InterDigital, Inc.(a)	1,878,459	181,365,216
LiveRamp Holdings, Inc.(a)(b)(c)	4,548,179	129,895,992
Security	Shares	Value
Software (continued)
N-able, Inc.(b)(c)	4,727,471	$ 68,122,857
OneSpan, Inc.(a)(b)(c)	2,512,330	37,282,977
Progress Software Corp.(a)	3,030,330	176,062,173
SPS Commerce, Inc.(a)(b)(c)	2,564,476	492,533,261
Xperi, Inc.(a)(b)(c)	3,004,152	39,504,599
		2,041,116,882
Specialized REITs — 0.7%
Four Corners Property Trust, Inc.(a)	6,102,188	154,995,575
Outfront Media, Inc.(a)	10,357,183	162,814,917
Safehold, Inc.	2,846,078	67,537,431
Uniti Group, Inc.(a)	16,766,287	77,460,246
		462,808,169
Specialty Retail — 4.4%
Aaron’s Co., Inc.(a)	2,183,999	30,881,746
Abercrombie & Fitch Co., Class A(a)(b)(c)	3,531,503	133,067,033
Academy Sports & Outdoors, Inc.(a)(c)	5,410,835	292,455,632
American Eagle Outfitters, Inc.(a)	12,905,005	152,279,059
America’s Car-Mart, Inc.(a)(b)(c)	409,514	40,861,307
Asbury Automotive Group, Inc.(a)(b)(c)	1,512,796	363,706,414
Boot Barn Holdings, Inc.(a)(b)(c)	2,093,743	177,319,095
Buckle, Inc.	2,089,400	72,293,240
Caleres, Inc.(a)	2,564,741	61,374,252
Chico’s FAS, Inc.(a)(b)(c)	8,676,246	46,417,916
Designer Brands, Inc., Class A(a)(c)	3,645,700	36,821,570
Group 1 Automotive, Inc.(a)(c)	992,993	256,291,493
Guess?, Inc.	2,101,965	40,883,219
Haverty Furniture Cos., Inc.(a)	942,103	28,470,353
Hibbett, Inc.(a)(c)	900,674	32,685,459
Leslie’s, Inc.(a)(b)(c)	10,476,304	98,372,495
MarineMax, Inc.(a)(b)(c)	1,536,162	52,475,294
Monro, Inc.(a)(c)	2,218,349	90,131,520
National Vision Holdings, Inc.(a)(b)(c)	5,488,084	133,305,560
ODP Corp.(a)(b)(c)	2,387,674	111,790,897
Sally Beauty Holdings, Inc.(a)(b)(c)	7,575,401	93,556,202
Shoe Carnival, Inc.(c)	1,197,436	28,115,797
Signet Jewelers Ltd.(a)(c)	3,167,791	206,730,041
Sleep Number Corp.(a)(b)(c)	1,567,426	42,759,381
Sonic Automotive, Inc., Class A	1,117,967	53,293,487
Upbound Group, Inc.(a)	3,552,377	110,585,496
Urban Outfitters, Inc.(b)(c)	4,225,086	139,977,099
Victoria’s Secret & Co.(a)(b)(c)	5,520,443	96,221,321
		3,023,122,378
Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc.(a)(b)(c)	2,345,344	59,806,272
Corsair Gaming, Inc.(b)(c)	2,867,376	50,867,250
		110,673,522
Textiles, Apparel & Luxury Goods — 1.0%
G-III Apparel Group Ltd.(a)(b)(c)	2,884,068	55,575,990
Hanesbrands, Inc.(a)(c)	24,666,498	111,985,901
Kontoor Brands, Inc.(a)	3,508,157	147,693,410
Movado Group, Inc.(a)	1,103,359	29,603,122
Oxford Industries, Inc.(a)	1,041,498	102,504,233
Steven Madden Ltd.(a)	5,023,089	164,204,779
Wolverine World Wide, Inc.(a)	5,582,278	82,003,664
		693,571,099
Tobacco — 0.3%
Universal Corp.(a)	1,728,855	86,339,019
Vector Group Ltd.(a)	9,314,705	119,321,371
		205,660,390

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.(a)	2,714,621	$ 393,158,559
Boise Cascade Co.(a)	2,780,698	251,236,064
DXP Enterprises, Inc.(a)(b)(c)	1,030,526	37,521,452
GMS, Inc.(a)(b)	2,897,658	200,517,934
NOW, Inc.(a)(b)	7,517,773	77,884,128
Veritiv Corp.(a)	953,733	119,798,402
		1,080,116,539
Water Utilities — 1.0%
American States Water Co.(a)	2,597,168	225,953,616
California Water Service Group(a)	3,933,621	203,092,852
Middlesex Water Co.(a)	1,243,307	100,285,143
SJW Group(a)	1,942,264	136,172,129
		665,503,740
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(b)(c)	4,616,484	78,526,393
Shenandoah Telecommunications Co.(a)(c)	3,549,656	68,969,816
Telephone & Data Systems, Inc.(a)	6,946,157	57,166,872
		204,663,081
Total Long-Term Investments — 97.8% (Cost: $62,087,962,678)		67,578,393,112
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(a)(e)(f)	4,280,236,505	$ 4,281,092,552
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(a)(e)	1,406,924,205	1,406,924,205
Total Short-Term Securities — 8.2% (Cost: $5,686,678,893)		5,688,016,757
Total Investments — 106.0% (Cost: $67,774,641,571)		73,266,409,869
Liabilities in Excess of Other Assets — (6.0)%		(4,158,325,218)
Net Assets — 100.0%		$ 69,108,084,651
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
3D Systems Corp.	$ 102,182,418	$ 4,667,309	$ (7,686,290)	$ (6,049,285)	$ (1,597,306)	$ 91,516,846	9,216,198	$ —	$ —
8x8, Inc.	34,349,003	1,681,995	(2,568,564)	(5,254,923)	5,581,763	33,789,274	7,988,008	—	—
A10 Networks, Inc.	72,406,332	3,486,286	(5,822,173)	331,553	(4,453,929)	65,948,069	4,520,087	277,070	—
AAON, Inc.	296,224,899	12,623,890	(17,950,131)	6,583,163	(12,271,345)	285,210,476	3,008,232	364,138	—
AAR Corp.	130,130,171	5,855,975	(9,564,107)	2,281,957	5,146,891	133,850,887	2,317,363	—	—
Aaron’s Co., Inc.	22,311,151	1,233,826	(2,839,475)	(1,296,757)	11,473,001	30,881,746	2,183,999	278,820	—
Abercrombie & Fitch Co., Class A	98,817,944	5,195,806	(6,117,773)	1,746,294	33,424,762	133,067,033	3,531,503	—	—
ABM Industries, Inc.	216,184,140	9,137,907	(16,029,828)	1,102,807	(12,115,901)	198,279,125	4,648,983	1,053,580	—
Academy Sports & Outdoors, Inc.	371,182,519	14,339,891	(28,000,966)	3,371,193	(68,437,005)	292,455,632	5,410,835	507,975	—
Acadia Realty Trust	95,963,864	—	(3,385,423)	(3,364,911)	6,410,884	95,624,414	6,645,199	1,196,136	—
Addus HomeCare Corp.	125,019,590	5,727,616	(8,146,571)	363,247	(16,947,991)	106,015,891	1,143,645	—	—
Adeia, Inc.	62,082,295	—	—	—	15,065,116	77,147,411	7,007,031	350,352	—
Adtalem Global Education, Inc.	127,926,317	5,900,232	(15,699,813)	315,945	(13,321,691)	105,120,990	3,061,182	—	—
ADTRAN Holdings, Inc.	81,436,976	2,653,870	(3,879,385)	(1,810,339)	(25,425,018)	52,976,104	5,030,969	460,227	—
Advanced Energy Industries, Inc.	266,681,030	11,878,506	(20,640,881)	5,066,480	30,874,857	293,859,992	2,636,698	270,489	—
AdvanSix, Inc.	76,656,303	3,978,252	(5,959,333)	1,260,026	(7,811,173)	68,124,075	1,947,515	287,648	—
Aerojet Rocketdyne Holdings, Inc.	309,930,501	14,464,114	(25,772,631)	6,056,579	(13,341,744)	291,336,819	5,309,583	—	—
AeroVironment, Inc.	167,676,570	8,728,992	(13,678,574)	3,628,052	15,159,026	181,514,066	1,774,678	—	—
Agilysys, Inc.	119,751,301	5,299,318	(9,169,820)	3,093,261	(23,020,625)	95,953,435	1,397,923	—	—
Alamo Group, Inc.	138,123,499	6,223,032	(10,910,601)	2,977,317	(3,152,245)	133,261,002	724,599	164,450	—
Alarm.com Holdings, Inc.	182,914,919	8,532,544	(15,248,139)	(3,454,845)	8,261,879	181,006,358	3,502,445	—	—
Albany International Corp., Class A	202,299,869	9,114,084	(15,824,887)	3,233,089	5,397,055	204,219,210	2,189,314	563,950	—
Alexander & Baldwin, Inc.	99,630,606	4,634,880	(7,240,027)	(354,242)	(1,385,508)	95,285,709	5,128,402	1,154,180	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
Allegiant Travel Co.	$ 104,538,121	$ 6,178,264	$ (10,300,217)	$ (3,080,575)	$ 41,628,223	$ 138,963,816	1,100,442	$ —	$ —
Alpha & Omega Semiconductor Ltd.	43,950,060	2,576,575	(4,454,877)	(834,055)	10,095,117	51,332,820	1,565,025	—	—
AMC Networks, Inc., Class A	35,658,903	1,645,912	(1,333,851)	(107,019)	(11,252,777)	24,611,168	2,059,512	—	—
American Assets Trust, Inc.	70,755,064	2,353,886	(4,637,652)	(3,561,021)	5,910,267	70,820,544	3,688,570	1,244,635	—
American Axle & Manufacturing Holdings, Inc.	65,189,406	3,256,436	(4,186,132)	(1,418,236)	5,179,293	68,020,767	8,225,002	—	—
American Eagle Outfitters, Inc.	170,730,968	9,654,253	(7,327,165)	681,897	(21,460,894)	152,279,059	12,905,005	1,264,503	—
American Equity Investment Life Holding Co.	184,632,248	5,134,805	(31,533,042)	5,117,457	66,743,885	230,095,353	4,415,570	—	—
American States Water Co.	239,487,349	10,015,992	(18,568,616)	4,086,750	(9,067,859)	225,953,616	2,597,168	1,061,635	—
American Vanguard Corp.	44,332,031	2,151,177	(3,405,954)	(160,663)	(8,001,417)	34,915,174	1,953,843	58,363	—
American Woodmark Corp.	63,064,789	3,861,935	(6,557,465)	(579,195)	29,635,693	89,425,757	1,170,954	—	—
America’s Car-Mart, Inc.	33,227,486	1,996,708	(2,888,786)	(271,299)	8,797,198	40,861,307	409,514	—	—
Ameris Bancorp	173,814,150	—	(7,095,258)	(1,440,513)	(9,686,065)	155,592,314	4,548,153	682,223	—
AMERISAFE, Inc.	68,324,067	3,498,584	(5,806,253)	(16,137)	6,135,407	72,135,668	1,352,882	470,242	—
AMN Healthcare Services, Inc.	261,702,877	13,460,010	(52,983,827)	7,455,799	74,202,688	303,837,547	2,784,435	—	—
Amphastar Pharmaceuticals, Inc.	102,744,038	5,929,920	(10,633,310)	3,316,083	50,659,120	152,015,851	2,645,134	—	—
Andersons, Inc.	93,462,493	4,572,089	(6,584,387)	1,398,642	9,370,921	102,219,758	2,214,946	408,846	—
AngioDynamics, Inc.	29,484,283	1,738,029	(2,580,898)	(1,156,450)	1,431,105	28,916,069	2,772,394	—	—
ANI Pharmaceuticals, Inc.(a)	35,360,373	6,518,539	(1,935,152)	621,039	5,744,594	N/A	N/A	—	—
Anika Therapeutics, Inc.	30,577,724	1,380,061	(1,954,511)	(321,602)	(2,593,495)	27,088,177	1,042,655	—	—
Anywhere Real Estate, Inc.	43,897,144	2,429,398	(5,436,666)	(5,734,798)	16,940,545	52,095,623	7,798,746	—	—
Apogee Enterprises, Inc.	69,807,317	3,632,855	(5,701,532)	214,565	6,391,651	74,344,856	1,566,144	385,491	—
Apollo Commercial Real Estate Finance, Inc.	88,167,627	4,397,338	(7,470,154)	(2,104,024)	20,974,425	103,965,212	9,184,206	3,208,970	—
Applied Industrial Technologies, Inc.	399,375,919	16,477,536	(29,338,006)	7,674,364	(1,031,254)	393,158,559	2,714,621	975,395	—
ArcBest Corp.	162,821,305	7,058,367	(13,934,958)	3,756,662	6,541,974	166,243,350	1,682,625	210,319	—
Archrock, Inc.	95,015,517	4,539,381	(7,070,592)	653,382	3,967,019	97,104,707	9,473,630	1,452,080	—
Arconic Corp.	194,186,802	6,950,889	(17,345,543)	2,793,200	21,625,166	208,210,514	7,038,895	—	—
Arcosa, Inc.	222,096,270	10,355,479	(18,564,556)	5,436,399	38,601,655	257,925,247	3,404,055	175,105	—
Arcus Biosciences, Inc.	69,313,550	3,468,198	(5,383,969)	(1,516,382)	9,273,747	75,155,144	3,700,401	—	—
Arlo Technologies, Inc.	39,065,554	3,061,912	(2,688,819)	985,231	30,146,573	70,570,451	6,468,419	—	—
Armada Hoffler Properties, Inc.	58,248,207	3,005,163	(4,912,302)	(551,793)	(14,273)	55,775,002	4,775,257	927,178	—
ARMOUR Residential REIT, Inc.	62,319,873	12,952,426	(3,211,426)	160,561	1,017,398	73,238,832	13,740,869	2,826,983	—
Artivion, Inc.	38,495,097	2,313,326	(3,058,080)	(580,953)	12,478,184	49,647,574	2,888,166	—	—
Asbury Automotive Group, Inc.	338,291,310	14,847,683	(36,259,817)	10,542,937	36,284,301	363,706,414	1,512,796	—	—
Assured Guaranty Ltd.	219,398,891	9,615,316	(20,344,121)	3,831,448	19,925,610	232,427,144	4,165,361	1,209,029	—
Astec Industries, Inc.	68,264,543	3,521,246	(5,714,300)	(520,955)	7,368,034	72,918,568	1,604,722	212,674	—
ATI, Inc.	371,755,383	14,377,619	(29,590,077)	10,057,136	32,729,477	399,329,538	9,028,477	—	—
Atlantic Union Bankshares Corp.	160,737,723	4,221,314	—	—	(41,472,848)	123,486,189	4,758,620	1,427,586	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
Avanos Medical, Inc.	$ 100,495,981	$ 4,716,093	$ (7,154,331)	$ (1,664,416)	$ (12,401,352)	$ 83,991,975	3,286,071	$ —	$ —
Avantax, Inc.	76,349,477	3,494,969	(7,483,549)	777,199	(12,115,803)	61,022,293	2,726,644	—	—
Avid Bioservices, Inc.	84,935,412	4,088,953	(6,243,840)	(1,859,543)	(19,432,656)	61,488,326	4,401,455	—	—
Avid Technology, Inc.	77,158,914	3,666,063	(5,369,229)	(351,713)	(15,297,763)	59,806,272	2,345,344	—	—
Avista Corp.	225,297,559	—	(937,996)	(86,092)	(16,765,725)	207,507,746	5,284,129	2,441,387	—
Axcelis Technologies, Inc.	317,914,779	15,352,144	(29,998,253)	12,349,532	105,198,763	420,816,965	2,295,407	—	—
Axos Financial, Inc.	143,594,987	2,646,374	(11,125,470)	(827,822)	10,856,495	145,144,564	3,680,136	—	—
AZZ, Inc.	74,597,593	3,694,921	(5,932,972)	(1,055,301)	4,786,353	76,090,594	1,750,819	308,497	—
B&G Foods, Inc.	80,873,267	3,731,460	(5,322,932)	(2,153,231)	(6,117,828)	71,010,736	5,101,346	967,470	—
Badger Meter, Inc.	259,557,610	12,603,945	(23,705,597)	8,507,269	46,370,553	303,333,780	2,055,664	477,205	—
Balchem Corp.	295,818,759	13,072,799	(23,159,783)	3,740,260	15,830,015	305,302,050	2,264,684	—	—
Banc of California, Inc.	50,130,563	—	(3,277,003)	(1,954,606)	(1,638,923)	43,260,031	3,735,754	400,084	—
Bancorp, Inc.	110,908,893	—	(5,852,190)	1,136,716	18,346,774	124,540,193	3,814,401	—	—
Bank of Hawaii Corp.	—	117,392,079	(6,433,104)	686,596	3,350,465	114,996,036	2,789,135	—	—
BankUnited, Inc.	118,713,424	—	(1,575,081)	(14,695)	(5,290,246)	111,833,402	5,189,485	1,419,514	—
Banner Corp.	131,055,405	851,169	(1,540,973)	(584,691)	(25,205,234)	104,575,676	2,394,680	1,165,377	—
Barnes Group, Inc.	148,456,693	6,604,965	(11,710,754)	(945,937)	7,818,435	150,223,402	3,560,640	586,009	—
Benchmark Electronics, Inc.	60,719,294	3,127,288	(4,213,529)	(114,409)	5,496,163	65,014,807	2,517,027	414,533	—
Berkshire Hills Bancorp, Inc.	77,475,120	—	—	—	(13,386,563)	64,088,557	3,091,585	556,485	—
Big Lots, Inc.(b)	22,968,269	841,912	(16,724,496)	(54,047,106)	46,961,421	—	—	—	—
BioLife Solutions, Inc.	54,067,629	2,892,407	(3,783,822)	(2,166,175)	3,026,958	54,036,997	2,445,113	—	—
BJ’s Restaurants, Inc.	49,529,579	2,917,965	(4,308,855)	(500,351)	4,978,514	52,616,852	1,654,618	—	—
BlackRock Cash Funds: Institutional, SL Agency Shares	4,009,427,142	272,071,476 (c)	—	(52,588)	(353,478)	4,281,092,552	4,280,236,505	3,528,534(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,360,595,186	46,329,019 (c)	—	—	—	1,406,924,205	1,406,924,205	14,284,141	—
Bloomin’ Brands, Inc.	164,133,452	7,572,117	(14,441,460)	1,522,883	6,105,150	164,892,142	6,132,099	1,527,816	—
Boise Cascade Co.	181,861,713	8,919,105	(15,995,283)	4,623,147	71,827,382	251,236,064	2,780,698	8,989,766	—
Boot Barn Holdings, Inc.	166,546,614	7,690,456	(13,731,862)	2,275,817	14,538,070	177,319,095	2,093,743	—	—
Brandywine Realty Trust	59,150,320	289,575	(2,366,142)	(4,756,719)	3,625,442	55,942,476	12,030,640	2,376,017	—
Brightsphere Investment Group, Inc.	55,527,481	2,562,816	(4,335,460)	1,127,378	(7,257,188)	47,625,027	2,273,271	23,389	—
Brinker International, Inc.	122,025,676	5,926,891	(9,080,450)	957,932	(5,416,180)	114,413,869	3,126,062	—	—
Bristow Group, Inc.	38,410,826	2,220,599	(3,763,157)	(436,239)	11,076,445	47,508,474	1,653,619	—	—
Brookline Bancorp, Inc.	61,759,068	1,724,110	—	—	(10,608,564)	52,874,614	6,049,727	816,713	—
Calavo Growers, Inc.	36,920,281	2,325,525	(3,254,929)	(2,719,374)	3,110,058	36,381,561	1,253,672	124,829	—
Caleres, Inc.	56,132,878	3,080,004	(3,806,273)	24,843	5,942,800	61,374,252	2,564,741	179,972	—
California Resources Corp.	—	220,609,521	(1,350,862)	(23,654)	4,758,284	223,993,289	4,945,756	—	—
California Water Service Group	232,582,390	10,105,137	(13,544,858)	2,372,899	(28,422,716)	203,092,852	3,933,621	1,035,298	—
Callon Petroleum Co.	124,618,741	6,229,565	(10,207,889)	(2,642,302)	8,481,980	126,480,095	3,606,504	—	—
Cal-Maine Foods, Inc.	168,023,093	7,006,366	(11,395,573)	334,596	(44,002,307)	119,966,175	2,665,915	6,085,134	—
Capitol Federal Financial, Inc.	62,108,969	—	(2,581,727)	(1,888,650)	(3,147,571)	54,491,021	8,831,608	784,437	—
Cara Therapeutics, Inc.(b)	16,036,723	440,017	(10,905,794)	(63,470,393)	57,899,447	—	—	—	—
Cardiovascular Systems, Inc.(b)	60,718,195	924,107	(62,068,809)	(46,213,982)	46,640,489	—	—	—	—
CareTrust REIT, Inc.	142,006,280	6,379,745	(11,518,353)	702,555	1,266,267	138,836,494	6,990,760	1,954,187	—
Cargurus, Inc.	—	138,619,365	(257,847)	(251)	4,088,269	142,449,536	6,294,721	—	—
Carpenter Technology Corp.	157,860,239	8,414,149	(14,359,503)	3,910,785	35,707,066	191,532,736	3,412,306	705,681	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
Cars.com, Inc.	$ 86,875,148	$ 4,430,175	$ (7,062,555)	$ 1,252,834	$ 930,578	$ 86,426,180	4,360,554	$ —	$ —
Catalyst Pharmaceuticals, Inc.	115,688,475	4,846,322	(6,697,056)	(596,255)	(21,238,665)	92,002,821	6,845,448	—	—
Cavco Industries, Inc.	187,257,209	7,719,733	(13,706,759)	3,501,625	(17,297,948)	167,473,860	567,708	—	—
Centerspace	59,983,030	3,316,964	(5,869,306)	(1,422,020)	8,845,845	64,854,513	1,056,951	770,143	—
Central Garden & Pet Co.	28,991,932	1,287,338	(2,226,900)	44,528	(1,664,249)	26,432,649	681,781	—	—
Central Pacific Financial Corp.	28,595,554	—	—	—	(3,498,562)	25,096,992	1,597,517	415,354	—
Century Communities, Inc.	131,731,066	6,715,137	(10,729,472)	3,418,482	22,213,970	153,349,183	2,001,425	472,821	—
Cerence, Inc.	82,103,671	4,485,766	(7,589,201)	628,575	3,169,812	82,798,623	2,832,659	—	—
CEVA, Inc.	51,414,406	2,231,117	(3,192,992)	(752,861)	(7,428,345)	42,271,325	1,654,455	—	—
Chatham Lodging Trust	37,098,924	1,698,827	(2,503,383)	(1,447,341)	(2,535,043)	32,311,984	3,452,135	241,197	—
Cheesecake Factory, Inc.	122,152,475	5,904,348	(10,393,807)	(195,417)	(1,606,998)	115,860,601	3,350,509	940,414	—
Chefs’ Warehouse, Inc.	84,273,137	4,441,411	(4,514,028)	537,792	3,716,158	88,454,470	2,473,559	—	—
Chesapeake Utilities Corp.	148,469,039	19,120,990	(7,760,427)	544,721	(11,473,074)	148,901,249	1,251,271	756,388	—
Chico’s FAS, Inc.	49,993,317	2,292,834	(4,435,478)	(1,305,012)	(127,745)	46,417,916	8,676,246	—	—
Children’s Place, Inc.(b)	35,862,187	1,048,416	(19,068,333)	(41,674,052)	23,831,782	—	—	—	—
Chuy’s Holdings, Inc.	47,009,424	2,600,749	(4,052,440)	849,959	5,584,171	51,991,863	1,273,686	—	—
Cinemark Holdings, Inc.	115,204,324	6,528,916	(9,682,656)	1,270,847	12,138,629	125,460,060	7,603,640	—	—
CIRCOR International, Inc.	46,173,646	2,891,162	(5,234,490)	892,029	36,096,666	80,819,013	1,431,692	—	—
City Holding Co.	92,915,621	3,659,679	(1,119,798)	(23,920)	(847,503)	94,584,079	1,051,051	690,094	—
Clearfield, Inc.	42,875,446	1,953,394	(3,178,480)	(2,071,105)	2,777,309	42,356,564	894,542	—	—
Clearwater Paper Corp.	40,817,651	2,083,347	(2,931,209)	(245,011)	(2,292,210)	37,432,568	1,195,165	—	—
Cogent Communications Holdings, Inc.	198,455,621	8,312,404	(14,507,675)	2,803,484	8,093,962	203,157,796	3,019,138	2,880,100	—
Coherus Biosciences, Inc.	32,171,147	1,510,960	(1,538,516)	(312,179)	(11,627,638)	20,203,774	4,731,563	—	—
Cohu, Inc.	133,262,362	6,165,572	(11,292,118)	2,589,926	8,117,116	138,842,858	3,340,781	—	—
Collegium Pharmaceutical, Inc.	58,685,154	2,885,157	(3,078,840)	472,558	(6,548,415)	52,415,614	2,439,070	—	—
Comfort Systems U.S.A., Inc.	379,972,122	15,234,387	(30,208,208)	11,771,454	35,371,917	412,141,672	2,509,998	515,218	—
Community Bank System, Inc.	194,295,409	—	—	—	(20,765,807)	173,529,602	3,701,570	1,628,691	—
Community Health Systems, Inc.	44,616,254	2,094,903	(2,629,864)	(613,208)	(3,932,162)	39,535,923	8,985,437	—	—
Community Healthcare Trust, Inc.	62,746,198	3,296,077	(3,139,750)	388,037	(6,514,389)	56,776,173	1,719,448	762,489	—
Compass Minerals International, Inc.	85,232,184	4,534,504	(7,390,497)	(1,803,075)	1,105,084	81,678,200	2,402,300	370,485	—
Computer Programs & Systems, Inc.	31,093,648	1,450,180	(2,111,496)	(433,236)	(5,236,952)	24,762,144	1,002,922	—	—
Comtech Telecommunications Corp.(b)	25,084,350	777,331	(17,701,565)	(30,196,746)	22,036,630	—	—	—	—
CONMED Corp.	230,448,099	12,707,952	(22,719,232)	5,835,783	65,013,049	291,285,651	2,143,540	440,324	—
Consensus Cloud Solutions, Inc.	43,749,197	2,382,415	(3,859,017)	(2,063,966)	(1,883,360)	38,325,269	1,236,299	—	—
CONSOL Energy, Inc.	138,708,588	6,633,159	(15,790,279)	4,897,674	17,432,238	151,881,380	2,239,808	2,590,501	—
Corcept Therapeutics, Inc.	150,882,325	7,037,521	(20,952,194)	1,178,483	3,001,524	141,147,659	6,343,715	—	—
Core Laboratories, Inc.	74,716,271	3,897,397	(6,336,431)	(306,248)	2,745,282	74,716,271	3,279,379	33,742	—
CoreCivic, Inc.	76,866,984	3,829,396	(7,220,007)	(495,358)	2,182,997	75,164,012	7,987,674	—	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
Cracker Barrel Old Country Store, Inc.	$ 183,548,518	$ 7,916,428	$ (13,740,178)	$ (1,411,868)	$ (31,521,430)	$ 144,791,470	1,553,890	$ 2,090,085	$ —
Cross Country Healthcare, Inc.	57,621,468	3,368,442	(8,288,513)	1,797,986	12,930,581	67,429,964	2,401,352	—	—
CSG Systems International, Inc.	117,406,619	5,295,564	(7,773,284)	597,721	(2,803,889)	112,722,731	2,137,329	608,306	—
CTS Corp.	114,604,063	5,104,599	(9,610,339)	1,917,041	(17,650,747)	94,364,617	2,213,573	88,389	—
Customers Bancorp, Inc.	39,774,237	—	(2,696,230)	(2,249,919)	27,166,996	61,995,084	2,048,747	—	—
Cutera, Inc.(b)	30,720,361	900,594	(22,352,140)	(29,418,470)	20,149,655	—	—	—	—
CVB Financial Corp.	159,788,194	—	(6,453,641)	(5,105,079)	(26,958,639)	121,270,835	9,131,840	1,915,926	—
Cytokinetics, Inc.	242,363,841	11,220,375	(17,435,495)	3,109,642	(20,114,920)	219,143,443	6,718,070	—	—
Dana, Inc.	—	152,418,997	(280,160)	3,470	1,690,319	153,832,626	9,048,978	—	—
Dave & Buster’s Entertainment, Inc.	112,342,054	5,713,075	(15,439,501)	1,976,368	20,697,044	125,289,040	2,811,693	—	—
Deluxe Corp.	50,289,328	2,457,370	(3,867,906)	(1,675,988)	6,195,205	53,398,009	3,054,806	932,457	—
Designer Brands, Inc., Class A	32,039,144	1,729,539	(1,906,418)	(851,447)	5,810,752	36,821,570	3,645,700	183,267	—
DiamondRock Hospitality Co.	123,890,737	5,327,097	(9,354,535)	(1,906,824)	105,214	118,061,689	14,739,287	441,437	—
Digi International, Inc.	87,721,076	4,451,912	(7,647,151)	2,416,297	12,189,931	99,132,065	2,516,681	—	—
Digital Turbine, Inc.	81,070,266	4,060,514	(5,924,730)	(2,523,576)	(17,801,932)	58,880,542	6,344,886	—	—
Dime Community Bancshares, Inc.	53,270,743	2,137,392	(2,898,984)	(973,539)	(10,926,511)	40,609,101	2,303,409	583,956	—
Dine Brands Global, Inc.	77,056,638	4,209,550	(6,592,722)	(1,154,446)	(9,776,837)	63,742,183	1,098,435	579,362	—
Diodes, Inc.	307,146,726	13,268,934	(22,286,079)	6,810,806	(7,930,950)	297,009,437	3,211,260	—	—
DISH Network Corp., Class A	—	115,696,789	(220,783)	1,810	2,015,156	117,492,972	17,828,979	—	—
DMC Global, Inc.(b)	29,701,199	883,675	(22,351,413)	(48,650,426)	40,416,965	—	—	—	—
Donnelley Financial Solutions, Inc.	74,519,324	4,026,877	(6,032,490)	2,086,946	6,329,965	80,930,622	1,777,523	—	—
Dorian LPG Ltd.	46,315,296	2,798,469	(4,711,937)	1,155,952	11,913,507	57,471,287	2,240,596	2,312,898	—
Dorman Products, Inc.	177,785,224	7,548,423	(13,366,101)	27,332	(14,959,369)	157,035,509	1,992,078	—	—
Douglas Elliman, Inc.(b)	15,688,697	536,046	(12,803,137)	(19,393,423)	15,971,817	—	—	—	—
Dril-Quip, Inc.	70,712,501	3,237,875	(4,753,217)	(884,024)	(12,420,294)	55,892,841	2,401,927	—	—
DXP Enterprises, Inc.	30,708,102	1,694,053	(5,509,609)	(148,016)	10,776,922	37,521,452	1,030,526	—	—
Dycom Industries, Inc.	201,762,838	9,527,817	(19,041,787)	867,243	41,267,353	234,383,464	2,062,327	—	—
Dynavax Technologies Corp.	84,578,740	5,202,105	(7,996,238)	581,628	26,115,770	108,482,005	8,396,440	—	—
Eagle Bancorp, Inc.	74,581,737	—	(2,004,911)	(3,231,594)	(24,014,693)	45,330,539	2,142,275	1,002,742	—
Eagle Pharmaceuticals, Inc.(b)	21,589,598	1,001,986	(15,420,271)	(24,836,854)	17,665,541	—	—	—	—
Easterly Government Properties, Inc.	86,345,087	—	—	—	4,776,001	91,121,088	6,284,213	1,665,316	—
Ebix, Inc.	22,609,137	1,656,552	(2,715,658)	(1,740,086)	22,005,398	41,815,343	1,659,339	—	—
Edgewell Personal Care Co.	158,589,503	7,637,584	(13,977,813)	741,296	(4,584,065)	148,406,505	3,592,508	559,855	—
elf Beauty, Inc.	303,507,266	15,587,261	(28,654,551)	10,389,453	105,346,178	406,175,607	3,555,770	—	—
Ellington Financial, Inc.	56,245,609	3,084,692	(4,755,298)	(187,282)	7,404,953	61,792,674	4,477,730	2,049,844	—
Elme Communities	113,838,747	3,745,385	(7,432,897)	(2,966,901)	(6,219,932)	100,964,402	6,141,387	1,102,026	—
Embecta Corp.	117,239,760	5,330,029	(8,899,262)	(794,302)	(25,788,071)	87,088,154	4,031,859	622,555	—
Emergent BioSolutions, Inc.	33,542,448	1,646,680	(2,432,609)	(3,559,953)	(6,000,951)	23,195,615	3,155,866	—	—
Employers Holdings, Inc.	72,259,484	—	—	—	(7,418,340)	64,841,144	1,733,257	485,312	—
Enanta Pharmaceuticals, Inc.	57,691,502	2,230,025	(3,013,426)	(2,259,469)	(24,721,288)	29,927,344	1,398,474	—	—
Encore Capital Group, Inc.	85,730,089	4,188,038	(6,547,599)	533,469	(3,670,933)	80,233,064	1,650,207	—	—
Encore Wire Corp.	247,802,148	10,056,763	(23,045,691)	7,339,161	(7,541,817)	234,610,564	1,261,822	26,624	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
Enerpac Tool Group Corp.	$ 105,874,139	$ 5,049,786	$ (8,523,396)	$ 1,037,905	$ 5,136,936	$ 108,575,370	4,021,310	$ —	$ —
Enhabit, Inc.	50,148,624	2,378,920	(3,459,214)	(1,146,025)	(7,425,446)	40,496,859	3,521,466	—	—
Enova International, Inc.	100,809,360	5,150,355	(8,872,031)	2,992,593	16,412,892	116,493,169	2,193,019	—	—
EnPro Industries, Inc.	157,140,897	7,621,259	(13,207,986)	3,184,351	41,198,727	195,937,248	1,467,365	437,231	—
Ensign Group, Inc.	387,611,799	17,023,648	(29,337,724)	10,143,891	(10,754,336)	374,687,278	3,925,071	225,349	—
Enviri Corp.(e)	39,551,676	2,333,710	(3,989,299)	(1,556,802)	18,978,383	55,317,668	5,604,627	—	—
ePlus, Inc.	96,011,051	4,925,147	(8,302,396)	1,281,965	12,750,382	106,666,149	1,894,603	—	—
ESCO Technologies, Inc.	179,527,801	8,048,040	(15,252,996)	2,914,508	12,075,841	187,313,194	1,807,519	—	—
Essential Properties Realty Trust, Inc.	257,903,414	13,822,559	(12,508,165)	1,220,568	(14,893,483)	245,544,893	10,430,964	2,916,123	—
Ethan Allen Interiors, Inc.	45,645,769	2,395,761	(3,998,193)	383,423	926,498	45,353,258	1,603,722	595,474	—
EVERTEC, Inc.	160,007,704	7,378,462	(13,197,780)	2,329,544	12,047,603	168,565,533	4,576,854	237,316	—
EW Scripps Co., Class A, NVS	39,742,495	1,752,905	(2,375,058)	(1,256,946)	38,814	37,902,210	4,142,318	—	—
Fabrinet	316,931,724	12,669,215	(27,579,914)	7,689,111	21,500,489	331,210,625	2,550,128	—	—
FARO Technologies, Inc.(b)	33,444,916	1,280,169	(22,381,771)	(46,157,047)	33,813,733	—	—	—	—
FB Financial Corp.	79,384,070	3,516,148	(5,629,694)	(1,067,406)	(6,679,482)	69,523,636	2,478,561	381,263	—
Federal Signal Corp.	239,607,658	10,549,068	(19,320,664)	7,070,591	35,802,196	273,708,849	4,274,697	437,536	—
First BanCorp/Puerto Rico	146,853,183	—	(4,058,068)	1,808,691	8,626,550	153,230,356	12,539,309	1,800,302	—
First Bancorp/Southern Pines NC	101,721,572	1,315,377	(1,645,672)	(383,530)	(15,953,390)	85,054,357	2,858,970	628,973	—
First Commonwealth Financial Corp.	88,629,082	—	—	—	1,568,656	90,197,738	7,130,256	891,282	—
First Financial Bancorp	142,830,379	—	—	—	(8,725,971)	134,104,408	6,560,881	1,509,003	—
First Hawaiian, Inc.	191,255,634	7,245,616	(12,293,933)	(2,260,280)	(21,867,807)	162,079,230	8,999,402	2,387,277	—
FormFactor, Inc.	178,809,435	7,746,981	(13,387,267)	603,698	11,828,426	185,601,273	5,423,766	—	—
Forward Air Corp.	208,856,122	9,229,316	(20,842,856)	3,507,242	(7,068,408)	193,681,416	1,825,289	464,103	—
Four Corners Property Trust, Inc.	163,838,640	7,805,600	(7,729,472)	964,220	(9,883,413)	154,995,575	6,102,188	2,071,367	—
Franklin BSP Realty Trust, Inc.	71,662,078	3,941,308	(7,042,531)	(646,532)	13,962,181	81,876,504	5,782,239	2,049,029	—
Franklin Electric Co., Inc.	266,513,408	11,414,072	(21,941,149)	6,004,374	18,610,186	280,600,891	2,726,928	636,004	—
Frontdoor, Inc.	165,202,271	8,258,438	(14,059,370)	1,408,213	22,181,002	182,990,554	5,736,381	—	—
Gannett Co., Inc.(b)	20,024,676	743,820	(20,681,731)	(55,732,985)	55,646,220	—	—	—	—
Genesco, Inc.(b)	32,192,810	1,125,072	(21,442,707)	(21,239,096)	9,363,921	—	—	—	—
Gentherm, Inc.	145,834,183	6,603,284	(11,571,139)	118,157	(9,297,763)	131,686,722	2,330,326	—	—
Genworth Financial, Inc., Class A	155,800,113	—	(4,481,450)	709,687	(1,123,550)	150,904,800	30,180,960	—	—
GEO Group, Inc.	71,373,690	3,564,489	(4,637,879)	412,225	(6,955,295)	63,757,230	8,904,641	—	—
Getty Realty Corp.	106,746,477	10,014,917	(3,308,976)	330,983	(7,012,207)	106,771,194	3,157,043	1,362,494	—
Gibraltar Industries, Inc.	109,464,112	5,543,421	(12,239,639)	667,585	31,196,018	134,631,497	2,139,725	—	—
G-III Apparel Group Ltd.	48,426,354	2,844,160	(7,254,601)	(4,007,517)	15,567,594	55,575,990	2,884,068	—	—
Glaukos Corp.	174,195,095	8,962,816	(14,768,763)	1,988,372	70,645,899	241,023,419	3,384,685	—	—
Global Net Lease, Inc.	97,000,858	4,062,556	(6,420,161)	(1,857,690)	(17,388,733)	75,396,830	7,334,322	3,000,238	—
GMS, Inc.	175,619,967	8,316,146	(17,039,904)	5,347,739	28,273,986	200,517,934	2,897,658	—	—
Golden Entertainment, Inc.	69,585,761	3,661,464	(5,209,351)	(335,714)	(2,361,152)	65,341,008	1,563,182	—	—
Granite Construction, Inc.	130,924,178	5,680,209	(9,798,953)	1,319,944	(5,464,743)	122,660,635	3,083,475	400,180	—
Green Dot Corp., Class A	59,054,343	—	(3,973,877)	(5,995,773)	11,450,417	60,535,110	3,230,262	—	—
Green Plains, Inc.	113,286,982	—	—	—	4,569,498	117,856,480	3,655,598	—	—
Greenbrier Cos., Inc.	76,631,095	3,883,546	(8,203,196)	(2,391,429)	26,767,291	96,687,307	2,243,325	645,538	—
Griffon Corp.	110,428,290	5,680,977	(9,204,928)	2,201,727	25,900,586	135,006,652	3,350,041	7,297,178	—
Group 1 Automotive, Inc.	240,279,848	10,760,877	(26,863,323)	8,559,229	23,554,862	256,291,493	992,993	475,496	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
Hain Celestial Group, Inc.	$ 111,462,378	$ 4,553,485	$ (7,381,326)	$ (1,352,635)	$ (28,647,182)	$ 78,634,720	6,285,749	$ —	$ —
Hanesbrands, Inc.	133,951,881	5,536,870	(9,385,335)	(489,394)	(17,628,121)	111,985,901	24,666,498	—	—
Hanmi Financial Corp.	38,719,323	86,198	—	—	(7,605,972)	31,199,549	2,089,722	522,431	—
Harmonic, Inc.	116,507,540	5,630,079	(8,464,151)	3,233,242	9,455,210	126,361,920	7,814,590	—	—
Haverty Furniture Cos., Inc.	30,548,049	1,559,397	(1,967,540)	255,234	(1,924,787)	28,470,353	942,103	287,270	—
Hawaiian Holdings, Inc.	34,077,847	1,817,846	(2,562,373)	(3,618,648)	9,512,964	39,227,636	3,642,306	—	—
Hawkins, Inc.	60,440,742	3,269,499	(5,198,985)	1,520,935	3,807,980	63,840,171	1,338,649	205,658	—
Haynes International, Inc.	46,049,240	2,170,278	(3,142,613)	685,431	(46,798)	45,715,538	899,558	200,234	—
HB Fuller Co.	267,610,614	11,590,579	(20,044,086)	1,917,225	9,340,876	270,415,208	3,781,502	799,451	—
HCI Group, Inc.	26,351,154	1,329,423	(1,952,304)	(227,944)	4,148,202	29,648,531	479,905	194,277	—
Healthcare Services Group, Inc.	74,665,761	3,962,513	(6,439,262)	(1,955,127)	7,615,405	77,849,290	5,214,286	—	—
HealthStream, Inc.	47,692,179	2,539,988	(3,691,060)	(125,766)	(4,352,682)	42,062,659	1,712,649	87,892	—
Heidrick & Struggles International, Inc.	43,935,990	2,072,094	(2,896,730)	(403,187)	(5,249,808)	37,458,359	1,415,125	216,218	—
Helix Energy Solutions Group, Inc.	80,486,224	3,507,466	(6,134,781)	735,857	(4,725,431)	73,869,335	10,009,395	—	—
Helmerich & Payne, Inc.	271,925,833	11,674,878	(25,407,621)	579,535	(3,410,074)	255,362,551	7,203,457	3,649,202	—
Heritage Financial Corp.	53,901,678	—	(1,279,237)	(1,417,952)	(11,662,614)	39,541,875	2,445,385	554,129	—
Heska Corp.(b)	72,186,964	2,798,179	(91,540,180)	3,453,147	13,101,890	—	—	—	—
Hibbett, Inc.	54,699,291	2,535,856	(3,580,100)	351,859	(21,321,447)	32,685,459	900,674	231,860	—
Hillenbrand, Inc.	240,061,435	10,581,668	(18,811,639)	3,455,338	15,388,299	250,675,101	4,888,360	1,102,795	—
Hilltop Holdings, Inc.(a)	98,632,693	—	(3,283,268)	(186,499)	11,663,003	N/A	N/A	531,892	—
HNI Corp.	83,911,068	12,774,961	(6,105,533)	(756,003)	2,595,227	92,419,720	3,279,621	1,068,665	—
HomeStreet, Inc.(b)	23,604,463	—	(6,914,010)	(30,379,701)	13,689,248	—	—	131,209	—
Hope Bancorp, Inc.	79,956,414	734,682	—	—	(11,363,207)	69,327,889	8,233,716	1,139,908	—
Horace Mann Educators Corp.	91,473,889	—	—	—	(10,436,985)	81,036,904	2,732,195	901,624	—
Hostess Brands, Inc., Class A	242,479,510	9,962,177	(20,739,911)	2,187,556	2,444,003	236,333,335	9,333,860	—	—
Hub Group, Inc., Class A	199,789,287	8,513,799	(14,291,048)	2,974,912	(11,779,070)	185,207,880	2,305,875	—	—
Hudson Pacific Properties, Inc.	62,200,117	2,325,445	(3,950,452)	(3,763,853)	(18,707,290)	38,103,967	9,029,376	1,162,742	—
Ichor Holdings Ltd.	68,853,399	3,681,115	(5,826,638)	(167,524)	10,036,973	76,577,325	2,042,062	—	—
Independent Bank Corp.	206,148,445	—	(4,017,259)	(667,285)	(64,485,266)	136,978,635	3,077,480	1,692,614	—
Independent Bank Group, Inc.	119,660,451	4,417,604	(7,191,629)	(2,846,909)	(27,500,569)	86,538,948	2,506,196	978,790	—
Ingevity Corp.	—	131,125,705	(604,816)	(969)	9,027,207	139,547,127	2,399,366	—	—
Innospec, Inc.	185,047,583	8,169,734	(13,367,264)	2,286,263	(6,334,577)	175,801,739	1,750,316	1,233,233	—
Innovative Industrial Properties, Inc.	154,533,036	7,163,119	(11,816,278)	(9,277,143)	3,265,077	143,867,811	1,970,522	3,541,144	—
Innoviva, Inc.	51,337,564	2,945,574	(8,475,480)	(944,320)	7,750,898	52,614,236	4,133,090	—	—
Inogen, Inc.(b)	20,699,378	1,102,569	(18,705,628)	(54,410,781)	51,314,462	—	—	—	—
Insight Enterprises, Inc.	315,302,283	11,732,189	(36,697,018)	12,802,483	(6,115,102)	297,024,835	2,029,690	—	—
Installed Building Products, Inc.	194,942,723	9,194,077	(18,209,995)	5,141,595	38,307,925	229,376,325	1,636,532	559,027	—
Insteel Industries, Inc.	39,429,230	2,047,822	(3,582,938)	(190,244)	4,820,396	42,524,266	1,366,461	42,230	—
Integer Holdings Corp.	186,869,395	9,443,050	(16,030,962)	3,402,982	23,060,564	206,745,029	2,333,202	—	—
InterDigital, Inc.	142,699,271	6,758,503	(13,675,753)	2,504,638	43,078,557	181,365,216	1,878,459	681,627	—
Interface, Inc., Class A	34,179,987	1,806,922	(2,721,574)	(1,863,000)	4,629,879	36,032,214	4,099,228	41,954	—
Invesco Mortgage Capital, Inc.	28,489,334	5,380,427	(1,155,346)	(47,378)	1,078,930	33,745,967	2,942,107	2,196,056	—
iRobot Corp.	86,350,032	4,557,564	(7,847,268)	(2,473,481)	6,018,531	86,605,378	1,913,931	—	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
Ironwood Pharmaceuticals, Inc., Class A	$ 102,035,794	$ 5,580,817	$ (7,858,771)	$ (210,952)	$ 1,443,278	$ 100,990,166	9,491,557	$ —	$ —
iTeos Therapeutics, Inc.(a)	24,370,080	1,443,353	(2,105,356)	(1,467,400)	40,142,120	N/A	N/A	—	—
Itron, Inc.	182,591,693	9,190,393	(16,412,344)	(4,675)	54,619,874	229,984,941	3,189,805	—	—
J & J Snack Foods Corp.	161,645,916	7,516,113	(13,158,897)	1,125,287	9,904,483	167,032,902	1,054,767	759,332	—
Jack in the Box, Inc.	131,488,619	6,422,726	(10,732,313)	1,099,591	13,464,652	141,743,275	1,453,330	658,271	—
James River Group Holdings Ltd.	54,415,765	—	(228,864)	(230,967)	(6,046,789)	47,909,145	2,623,721	131,757	—
JBG SMITH Properties	108,645,430	5,222,162	(10,785,423)	339,354	(428,445)	102,993,078	6,847,944	1,534,685	—
John B Sanfilippo & Son, Inc.	63,262,398	3,665,193	(6,696,823)	1,454,170	11,983,138	73,668,076	628,192	972,531	—
John Bean Technologies Corp.	253,447,554	11,544,509	(21,168,892)	473,246	27,041,979	271,338,396	2,236,920	231,231	—
John Wiley & Sons, Inc., Class A	—	100,929,135	(195,037)	2,321	1,709,229	102,445,648	3,010,451	—	—
Kaiser Aluminum Corp.	86,687,297	3,941,738	(6,647,266)	(1,765,648)	(1,780,448)	80,435,673	1,122,776	897,688	—
Kaman Corp.	46,934,940	2,257,366	(3,610,670)	(2,802,853)	5,658,184	48,436,967	1,990,833	408,457	—
Kennametal, Inc.	161,872,343	7,319,978	(13,520,761)	886,279	3,878,082	160,435,921	5,651,142	1,168,819	—
Kennedy-Wilson Holdings, Inc.	141,614,695	6,485,537	(9,399,167)	(4,824)	(2,202,197)	136,494,044	8,358,484	2,002,724	—
KKR Real Estate Finance Trust, Inc.	48,168,447	2,378,336	(4,124,864)	(1,568,705)	4,794,678	49,647,892	4,079,531	1,750,913	—
Knowles Corp.	112,730,077	5,487,116	(9,149,769)	530,760	6,415,355	116,013,539	6,423,784	—	—
Kontoor Brands, Inc.	174,110,704	7,312,159	(11,081,615)	(2,600)	(22,645,238)	147,693,410	3,508,157	1,710,796	—
Koppers Holdings, Inc.	53,100,966	2,431,768	(4,249,981)	225,125	(1,587,353)	49,920,525	1,463,945	90,293	—
Korn Ferry	198,786,374	8,439,114	(16,274,147)	596,165	(8,913,243)	182,634,263	3,686,602	—	—
Kulicke & Soffa Industries, Inc.	217,384,819	9,847,434	(18,427,444)	5,749,063	21,743,886	236,297,758	3,974,731	755,882	—
Lakeland Financial Corp.	115,762,353	3,243	(3,943,805)	(1,275,923)	(24,487,206)	86,058,662	1,773,674	850,131	—
La-Z-Boy, Inc.	91,153,674	4,664,622	(7,325,749)	(501,229)	(1,007,686)	86,983,632	3,037,138	567,911	—
LCI Industries	203,655,472	9,283,431	(18,206,374)	547,425	29,457,750	224,737,704	1,778,551	1,934,790	—
LeMaitre Vascular, Inc.	72,406,555	4,518,278	(7,191,510)	1,799,303	20,409,598	91,942,224	1,366,561	195,354	—
LendingTree, Inc.(b)	20,967,477	806,572	(17,818,178)	(88,900,873)	84,945,002	—	—	—	—
Leslie’s, Inc.	119,142,546	5,530,003	(9,115,266)	(2,053,408)	(15,131,380)	98,372,495	10,476,304	—	—
LGI Homes, Inc.	169,937,199	8,894,616	(13,437,105)	4,542,209	26,201,100	196,138,019	1,454,059	—	—
Ligand Pharmaceuticals, Inc.	86,025,257	4,049,997	(5,249,502)	167,533	(1,798,249)	83,195,036	1,153,884	—	—
Lindsay Corp.	120,919,113	5,131,883	(8,353,613)	508,549	(25,665,042)	92,540,890	775,439	269,687	—
Liquidity Services, Inc.	22,867,914	1,610,864	(2,950,784)	241,372	5,415,952	27,185,318	1,647,595	—	—
Livent Corp.	283,604,447	14,078,763	(25,244,099)	2,167,507	71,542,591	346,149,209	12,619,366	—	—
LivePerson, Inc.(b)	22,355,644	998,152	(19,474,188)	(118,802,576)	114,922,968	—	—	—	—
LiveRamp Holdings, Inc.	103,421,134	5,611,070	(9,798,547)	249,525	30,412,810	129,895,992	4,548,179	—	—
LTC Properties, Inc.	103,413,657	4,880,647	(5,619,688)	(550,545)	(5,639,598)	96,484,473	2,922,001	1,668,222	—
LXP Industrial Trust	207,205,029	13,840,177	(8,806,314)	128,480	(11,744,839)	200,622,533	20,576,670	2,568,011	—
M/I Homes, Inc.	125,795,845	7,193,882	(10,398,626)	3,579,255	43,939,427	170,109,783	1,951,024	—	—
Marcus Corp.	28,247,952	1,576,154	(1,994,567)	(841,162)	(1,216,744)	25,771,633	1,737,804	88,020	—
MarineMax, Inc.	45,781,328	2,554,307	(4,287,251)	(276,630)	8,703,540	52,475,294	1,536,162	—	—
Marten Transport Ltd.	87,916,759	4,392,615	(7,305,703)	1,921,370	344,147	87,269,188	4,059,032	249,996	—
Masterbrand, Inc.	75,128,518	4,404,790	(7,501,656)	628,314	32,474,466	105,134,432	9,039,934	—	—
Materion Corp.	173,151,692	7,786,546	(12,592,526)	3,814,392	(6,746,771)	165,413,333	1,448,453	193,727	—
Mativ Holdings, Inc.	85,713,221	3,709,691	(5,924,955)	(5,638,927)	(19,574,998)	58,284,032	3,854,764	1,590,489	—
Matson, Inc.	164,314,890	7,879,636	(24,583,774)	3,650,469	44,753,629	196,014,850	2,521,740	845,115	—
Matthews International Corp., Class A	79,704,067	4,219,677	(6,515,869)	329,360	13,986,247	91,723,482	2,152,123	506,247	—
MaxLinear, Inc.	185,644,514	7,406,404	(10,239,268)	(561,601)	(19,009,326)	163,240,723	5,172,393	—	—
MDC Holdings, Inc.	164,121,617	8,573,500	(13,646,043)	1,859,965	31,146,915	192,055,954	4,106,392	2,100,366	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
Medifast, Inc.	$ 82,543,091	$ 3,552,439	$ (6,080,717)	$ (1,378,818)	$ (8,071,018)	$ 70,564,977	765,679	$ 1,258,067	$ —
Merit Medical Systems, Inc.	306,831,713	14,468,030	(24,356,957)	7,839,388	32,318,307	337,100,481	4,030,374	—	—
Meritage Homes Corp.	310,965,624	14,092,349	(24,668,255)	7,331,339	59,369,546	367,090,603	2,580,239	713,184	—
Mesa Laboratories, Inc.	63,979,486	3,132,312	(4,676,837)	(1,981,429)	(14,831,277)	45,622,255	355,037	58,575	—
Methode Electronics, Inc.	115,112,247	5,325,771	(8,904,646)	270,454	(27,000,304)	84,803,522	2,529,938	365,335	—
MGP Ingredients, Inc.(a)	108,229,100	5,599,969	(9,421,195)	1,219,635	(9,621,954)	N/A	N/A	133,235	—
Middlesex Water Co.	90,171,104	11,906,842	(5,217,787)	(386,957)	3,811,941	100,285,143	1,243,307	360,708	—
MillerKnoll, Inc.	112,359,805	4,577,584	(7,295,546)	(1,106,206)	(29,980,144)	78,555,493	5,314,986	1,027,913	—
Minerals Technologies, Inc.	142,894,327	6,498,636	(10,905,388)	76,246	(6,600,657)	131,963,164	2,287,453	117,749	—
ModivCare, Inc.	77,735,239	2,806,512	(4,261,637)	(3,072,933)	(32,689,843)	40,517,338	896,203	—	—
Monarch Casino & Resort, Inc.(a)	71,511,446	3,790,557	(5,459,819)	1,465,479	(21,864,476)	N/A	N/A	288,788	—
Monro, Inc.	112,801,237	4,871,281	(7,561,351)	(1,469,517)	(18,510,130)	90,131,520	2,218,349	636,411	—
Moog, Inc., Class A	210,593,393	9,082,806	(16,377,404)	3,214,919	12,495,369	219,009,083	2,019,820	558,780	—
Movado Group, Inc.	32,925,280	1,654,487	(2,733,023)	(334,426)	(1,909,196)	29,603,122	1,103,359	1,939,301	—
Mr. Cooper Group, Inc.	192,972,305	—	—	—	45,546,551	238,518,856	4,710,088	—	—
Mueller Industries, Inc.	304,166,566	13,980,960	(24,923,186)	7,486,129	48,659,763	349,370,232	4,002,867	1,237,096	—
Myers Industries, Inc.	56,831,331	2,747,673	(4,111,289)	114,321	(5,404,022)	50,178,014	2,582,502	355,702	—
MYR Group, Inc.	152,100,623	7,365,005	(11,796,618)	4,535,101	10,212,859	162,416,970	1,174,042	—	—
Myriad Genetics, Inc.	137,194,406	6,076,655	(9,900,019)	(649,638)	242,228	132,963,632	5,736,136	—	—
Nabors Industries Ltd.	79,576,874	3,848,224	(5,209,091)	(546,837)	(18,111,085)	59,558,085	640,203	—	—
National Bank Holdings Corp., Class A	90,851,696	—	(2,527,639)	(1,040,603)	(10,749,231)	76,534,223	2,635,476	705,961	—
National Presto Industries, Inc.	26,513,693	1,336,344	(1,912,342)	(226,727)	638,470	26,349,438	359,965	—	—
National Vision Holdings, Inc.	108,050,132	6,453,417	(12,641,827)	(1,951,669)	33,395,507	133,305,560	5,488,084	—	—
Navient Corp.	—	128,155,082	(241,889)	484	1,221,113	129,134,790	6,950,204	—	—
NBT Bancorp, Inc.	100,235,168	—	—	—	(5,530,626)	94,704,542	2,973,455	892,037	—
Nektar Therapeutics(b)	9,905,892	973	(9,649,944)	(165,202,115)	164,945,194	—	—	—	—
NeoGenomics, Inc.	160,271,933	6,832,821	(10,726,554)	(5,584,779)	(6,700,095)	144,093,326	8,966,604	—	—
NETGEAR, Inc.	38,708,889	1,776,226	(2,347,898)	(1,442,820)	(7,622,628)	29,071,769	2,053,091	—	—
NetScout Systems, Inc.	140,765,615	6,471,305	(11,582,586)	(893,993)	11,811,710	146,572,051	4,735,769	—	—
New York Mortgage Trust, Inc.	69,395,712	3,268,208	(8,813,741)	(8,898,810)	8,624,919	63,576,288	6,408,900	2,007,585	—
NexPoint Residential Trust, Inc.	59,857,290	6,989,107	—	—	2,871,714	69,718,111	1,532,940	643,835	—
NextGen Healthcare, Inc.	67,649,550	3,516,234	(5,545,327)	(99,897)	(4,499,233)	61,021,327	3,762,104	—	—
NMI Holdings, Inc., Class A	136,021,945	6,310,206	(11,643,237)	1,937,447	19,055,888	151,682,249	5,874,603	—	—
Northern Oil & Gas, Inc.	163,667,170	23,888,115	(16,058,532)	1,091,545	21,865,665	194,453,963	5,665,908	2,092,062	—
Northfield Bancorp, Inc.	36,132,664	—	(2,365,999)	(1,217,617)	(1,192,474)	31,356,574	2,855,790	398,748	—
Northwest Bancshares, Inc.	104,793,739	849,584	—	—	(12,521,878)	93,121,445	8,785,042	1,757,008	—
Northwest Natural Holding Co.	121,713,935	5,489,642	(6,684,996)	(746,477)	(10,745,999)	109,026,105	2,532,546	1,243,266	—
NOW, Inc.	89,728,989	3,951,602	(9,234,073)	(270,916)	(6,291,474)	77,884,128	7,517,773	—	—
Nu Skin Enterprises, Inc., Class A	141,589,824	6,167,166	(9,479,046)	(1,143,723)	(20,720,347)	116,413,874	3,506,442	1,399,518	—
NuVasive, Inc.	156,966,020	7,897,801	(12,661,200)	91,030	865,018	153,158,669	3,682,584	—	—
NV5 Global, Inc.	94,053,237	4,988,688	(6,775,261)	(940,510)	6,933,482	98,259,636	887,060	—	—
Oceaneering International, Inc.	128,820,488	5,909,638	(9,911,097)	1,911,669	5,681,010	132,411,708	7,080,840	—	—
ODP Corp.	132,156,368	5,560,408	(28,525,795)	4,202,117	(1,602,201)	111,790,897	2,387,674	—	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
Office Properties Income Trust	$ 43,526,404	$ 1,493,009	$ (2,439,401)	$ (4,728,255)	$ (11,428,822)	$ 26,422,935	3,431,550	$ 890,009	$ —
OFG Bancorp	83,033,016	—	(388,793)	(28,571)	3,834,880	86,450,532	3,314,821	729,261	—
O-I Glass, Inc.	255,527,856	10,494,958	(17,485,801)	2,970,778	(18,565,335)	232,942,456	10,920,884	—	—
Oil States International, Inc.	38,785,896	1,863,289	(2,664,705)	(1,634,941)	(2,433,528)	33,916,011	4,540,296	—	—
Olympic Steel, Inc.	36,165,345	1,863,867	(2,568,838)	815,005	(3,126,732)	33,148,647	676,503	86,443	—
OneSpan, Inc.	44,893,310	2,173,691	(3,048,686)	(39,360)	(6,695,978)	37,282,977	2,512,330	—	—
Onto Innovation, Inc.	316,769,875	15,156,155	(32,314,931)	10,399,101	90,211,817	400,222,017	3,436,267	—	—
OPENLANE, Inc.(f)	108,570,937	5,322,490	(9,207,010)	321,143	11,891,233	116,898,793	7,680,604	—	—
OraSure Technologies, Inc.	31,793,506	2,000,971	(2,437,822)	(760,732)	(4,661,217)	25,934,706	5,176,588	—	—
Orion Office REIT, Inc.	27,459,287	1,465,580	(2,102,775)	(2,337,605)	1,981,047	26,465,534	4,003,863	399,636	—
Orthofix Medical, Inc.	41,630,802	2,704,627	(3,314,520)	(2,838,812)	6,118,198	44,300,295	2,452,951	—	—
OSI Systems, Inc.	116,917,844	5,821,244	(11,998,830)	2,685,823	15,239,212	128,665,293	1,091,957	—	—
Otter Tail Corp.	218,970,729	10,137,337	(17,699,754)	431,524	19,501,041	231,340,877	2,929,849	1,312,057	—
Outfront Media, Inc.	160,477,176	20,081,727	(12,453,882)	(1,435,524)	(3,854,580)	162,814,917	10,357,183	3,188,604	—
Owens & Minor, Inc.	80,595,549	5,144,742	(8,461,033)	(1,769,536)	26,522,782	102,032,504	5,358,850	—	—
Oxford Industries, Inc.	114,064,865	5,028,506	(8,920,457)	1,487,941	(9,156,622)	102,504,233	1,041,498	698,482	—
Pacific Premier Bancorp, Inc.	159,729,950	—	—	—	(22,210,576)	137,519,374	6,649,873	2,194,458	—
Pacira BioSciences, Inc.	136,465,947	6,543,843	(11,143,023)	(2,199,671)	(172,717)	129,494,379	3,231,704	—	—
Palomar Holdings, Inc.	101,500,711	4,693,180	(9,732,467)	(4,187,782)	9,098,209	101,371,851	1,746,586	—	—
Park National Corp.	124,774,768	4,905,075	(8,772,676)	(174,788)	(16,761,139)	103,971,240	1,016,138	1,092,868	—
Pathward Financial, Inc.	81,920,594	—	(4,705,052)	1,375,469	8,428,378	87,019,389	1,877,036	98,723	—
Patrick Industries, Inc.	107,684,347	5,568,449	(11,304,775)	1,825,263	15,415,596	119,188,880	1,489,861	700,070	—
Patterson-UTI Energy, Inc.	184,904,881	7,449,668	(21,013,802)	(80,066)	3,839,962	175,100,643	14,628,291	1,253,534	—
PDF Solutions, Inc.	91,243,358	4,643,146	(6,847,254)	2,198,097	3,506,117	94,743,464	2,100,742	—	—
Pebblebrook Hotel Trust	110,799,552	—	(1,609,532)	68,609	(849,521)	108,409,108	7,776,837	77,768	—
Pediatrix Medical Group, Inc.	88,757,888	4,407,962	(6,503,067)	(2,263,458)	(1,950,845)	82,448,480	5,802,145	—	—
PennyMac Mortgage Investment Trust	79,670,825	4,140,971	(8,174,040)	(2,564,168)	9,867,828	82,941,416	6,152,924	2,570,035	—
Perdoceo Education Corp.	65,730,718	3,195,319	(4,770,102)	292,709	(5,946,572)	58,502,072	4,767,895	—	—
Perficient, Inc.	182,203,662	8,338,239	(14,187,676)	2,892,166	24,661,286	203,907,677	2,446,990	—	—
PetMed Express, Inc.(b)	24,777,043	818,005	(22,297,338)	(17,191,176)	13,893,466	—	—	454,117	—
PGT Innovations, Inc.	109,483,894	5,437,237	(11,897,897)	2,888,384	14,328,138	120,239,756	4,124,863	—	—
Phibro Animal Health Corp., Class A	22,546,153	1,029,410	(911,470)	(1,045)	(2,377,225)	20,285,823	1,480,717	175,059	—
Phillips Edison & Co., Inc.	—	281,607,036	(1,024,798)	(26,651)	335,454	280,891,041	8,242,108	—	—
Photronics, Inc.	74,377,150	4,518,165	(6,435,650)	1,752,362	39,154,494	113,366,521	4,395,755	—	—
Piper Sandler Cos.	138,401,808	11,317,488	(5,410,180)	2,914,654	(12,682,336)	134,541,434	1,040,859	595,547	—
Plexus Corp.	197,013,149	8,356,587	(15,544,648)	2,861,632	(1,838,524)	190,848,196	1,942,673	—	—
Powell Industries, Inc.	28,087,125	1,887,390	(2,623,796)	720,203	11,021,564	39,092,486	645,197	171,919	—
PRA Group, Inc.	110,378,706	3,866,803	(5,687,930)	(1,507,000)	(43,809,982)	63,240,597	2,767,641	—	—
Prestige Consumer Healthcare, Inc.	226,837,405	8,949,096	(16,776,215)	2,046,203	(13,824,436)	207,232,053	3,486,994	—	—
PriceSmart, Inc.	131,024,556	6,268,096	(11,301,570)	(134,963)	4,831,712	130,687,831	1,764,621	—	—
Privia Health Group, Inc.	—	194,823,341	(4,425,484)	(602,247)	(18,054,970)	171,740,640	6,577,581	—	—
ProAssurance Corp.	65,153,421	—	—	—	(11,951,845)	53,201,576	3,525,618	—	—
PROG Holdings, Inc.	86,731,227	4,771,732	(16,603,334)	3,248,471	27,404,230	105,552,326	3,286,187	—	—
Progress Software Corp.	181,504,715	8,611,305	(16,063,601)	3,290,773	(1,281,019)	176,062,173	3,030,330	551,685	—
ProPetro Holding Corp.	50,270,388	2,724,778	(4,157,801)	(2,663,193)	9,886,660	56,060,832	6,803,499	—	—
Proto Labs, Inc.	65,500,720	3,326,842	(7,583,026)	(10,952,361)	14,433,223	64,725,398	1,851,413	—	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
Provident Financial Services, Inc.	$ 100,062,405	$ —	$ —	$ —	$ (14,816,331)	$ 85,246,074	5,217,018	$ 1,252,084	$ —
Quaker Chemical Corp.	196,336,906	8,470,033	(14,689,685)	535,564	(3,669,656)	186,983,162	959,380	429,350	—
Quanex Building Products Corp.	51,998,546	2,937,398	(4,557,005)	472,101	12,208,602	63,059,642	2,348,590	192,017	—
QuinStreet, Inc.	58,321,774	1,970,180	(2,660,571)	(1,008,546)	(24,884,629)	31,738,208	3,594,361	—	—
Rambus, Inc.	401,070,030	18,905,296	(29,350,806)	11,806,767	87,840,347	490,271,634	7,640,200	—	—
Ranger Oil Corp., Class A(b)	56,740,686	2,579,172	(53,900,288)	(3,320,048)	(2,099,522)	—	—	103,721	—
Rayonier Advanced Materials, Inc.(b)	29,023,980	780,915	(20,167,466)	(23,724,998)	14,087,569	—	—	—	—
Ready Capital Corp.	72,885,125	49,820,508	(8,741,985)	(1,628,529)	15,554,690	127,889,809	11,337,749	3,431,730	—
Redwood Trust, Inc.	55,577,150	2,753,704	(4,194,724)	(2,953,977)	(127,215)	51,054,938	8,014,904	1,283,618	—
REGENXBIO, Inc.	51,752,926	2,781,122	(4,311,415)	(3,670,431)	6,580,179	53,132,381	2,657,948	—	—
Renasant Corp.	119,652,965	—	—	—	(17,411,893)	102,241,072	3,912,785	860,813	—
Resideo Technologies, Inc.	194,322,816	8,294,031	(13,032,820)	192,846	(6,916,774)	182,860,099	10,354,479	—	—
Resources Connection, Inc.	39,718,836	1,968,404	(3,092,196)	(117,856)	(3,014,078)	35,463,110	2,257,359	321,717	—
Retail Opportunity Investments Corp.	127,259,709	4,029,573	(6,967,939)	(1,448,169)	(2,731,514)	120,141,660	8,892,795	1,349,181	—
REX American Resources Corp.	31,659,279	1,686,058	(2,507,501)	329,074	6,473,178	37,640,088	1,081,301	—	—
REX Holdings, Inc., Class A(g)	25,663,511	1,216,324	(2,827,516)	(2,778,162)	3,389,294	24,663,451	1,280,553	310,664	—
Rogers Corp.	223,929,171	9,411,183	(19,227,499)	(3,867,361)	1,523,807	211,769,301	1,307,783	—	—
RPT Realty	59,512,895	2,928,901	(4,230,833)	(515,015)	6,311,420	64,007,368	6,125,107	864,840	—
Ruth’s Hospitality Group, Inc.(b)	36,264,292	1,594,123	(49,039,469)	6,170,918	5,010,136	—	—	—	—
RXO, Inc.	166,623,973	7,446,607	(13,049,622)	1,356,430	24,060,148	186,437,536	8,223,976	—	—
S&T Bancorp, Inc.	86,792,408	—	(1,232,799)	(151,917)	(11,512,423)	73,895,269	2,717,737	883,102	—
Sabre Corp.	102,368,422	4,453,281	(5,967,140)	(2,293,105)	(23,751,718)	74,809,740	23,451,329	—	—
Safety Insurance Group, Inc.	74,943,572	1,362,358	—	—	(2,881,719)	73,424,211	1,023,762	921,386	—
Sally Beauty Holdings, Inc.	121,550,237	4,752,211	(7,641,366)	(176,423)	(24,928,457)	93,556,202	7,575,401	—	—
Sanmina Corp.	259,046,060	10,802,663	(19,255,714)	4,153,394	(7,592,091)	247,154,312	4,100,785	—	—
ScanSource, Inc.	56,386,478	3,198,660	(6,184,066)	(1,157,511)	(509,334)	51,734,227	1,750,143	—	—
Scholastic Corp.	73,790,913	3,863,564	(7,781,856)	(24,939)	10,042,412	79,890,094	2,054,258	432,056	—
Schrodinger, Inc.	—	174,082,636	(827,431)	(34,657)	14,790,352	188,010,900	3,766,244	—	—
Seacoast Banking Corp. of Florida	134,871,391	9,566,337	(5,764,782)	(3,863,097)	(5,701,450)	129,108,399	5,842,009	1,089,134	—
Select Medical Holdings Corp.	196,195,141	8,875,191	(16,656,934)	3,895,583	40,976,247	233,285,228	7,322,198	938,407	—
Semtech Corp.	112,170,155	5,455,874	(8,770,334)	(2,258,371)	7,918,624	114,515,948	4,497,877	—	—
Seneca Foods Corp., Class A	20,048,629	864,059	(784,611)	299,512	(7,815,233)	12,612,356	385,935	—	—
Service Properties Trust	120,094,831	5,123,240	(8,734,546)	(431,400)	(14,798,704)	101,253,421	11,651,717	2,424,845	—
ServisFirst Bancshares, Inc.	194,429,700	6,878,385	(12,103,148)	(2,994,708)	(45,195,735)	141,014,494	3,446,102	962,848	—
Shake Shack, Inc., Class A	150,917,929	7,845,370	(14,008,333)	597,537	59,010,139	204,362,642	2,629,473	—	—
Shenandoah Telecommunications Co.	69,197,290	3,420,385	(5,148,416)	(2,581,499)	4,082,056	68,969,816	3,549,656	—	—
Signet Jewelers Ltd.	257,612,338	9,883,045	(18,743,496)	4,914,662	(46,936,508)	206,730,041	3,167,791	762,957	—
Simmons First National Corp., Class A	153,694,354	—	—	—	(2,109,013)	151,585,341	8,787,556	1,757,511	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
Simply Good Foods Co.	$ 244,818,035	$ 9,586,336	$ (17,736,432)	$ 1,280,516	$ (20,633,164)	$ 217,315,291	5,939,199	$ —	$ —
Simulations Plus, Inc.	51,277,409	3,006,185	(5,609,054)	(1,219,841)	692,297	48,146,996	1,111,170	70,441	—
SiTime Corp.	—	137,007,758	(702,051)	9,140	80,415	136,395,262	1,156,186	—	—
Six Flags Entertainment Corp.	144,071,924	6,842,927	(12,169,703)	806,380	(4,399,853)	135,151,675	5,202,143	—	—
SJW Group	147,687,023	7,438,005	(7,308,681)	(63,159)	(11,581,059)	136,172,129	1,942,264	734,405	—
SkyWest, Inc.	81,507,562	5,045,669	(25,667,607)	(6,903,956)	73,707,986	127,689,654	3,135,797	—	—
SL Green Realty Corp.	82,935,377	29,974,790	(5,635,681)	13,332	28,099,512	135,387,330	4,505,402	3,332,039	—
Sleep Number Corp.	48,750,697	2,274,002	(3,017,153)	(1,550,326)	(3,697,839)	42,759,381	1,567,426	—	—
SM Energy Co.	252,060,526	11,228,402	(24,989,771)	950,392	28,581,177	267,830,726	8,467,617	1,343,470	—
SMART Global Holdings, Inc.	61,637,620	4,102,293	(6,887,575)	670,583	41,049,005	100,571,926	3,466,802	—	—
Sonic Automotive, Inc., Class A(a)	66,094,068	2,723,452	(7,058,618)	1,111,547	(32,296,288)	N/A	N/A	350,315	—
Sonos, Inc.	182,115,528	7,374,803	(12,175,884)	(3,475,054)	(26,602,120)	147,237,273	9,016,367	—	—
Southside Bancshares, Inc.	72,522,777	—	(3,736,730)	(1,451,729)	(13,732,243)	53,602,075	2,049,009	764,547	—
SpartanNash Co.	63,565,103	3,181,047	(5,220,851)	(511,122)	(5,448,715)	55,565,462	2,468,479	547,722	—
SPS Commerce, Inc.	399,593,013	18,361,720	(28,655,706)	12,011,984	91,222,250	492,533,261	2,564,476	—	—
SPX Technologies, Inc.	232,117,646	10,866,935	(18,255,419)	6,284,325	40,569,836	271,583,323	3,196,226	—	—
Standard Motor Products, Inc.	50,334,610	2,610,304	(4,016,923)	(536,985)	1,329,710	49,720,716	1,325,179	390,651	—
Standex International Corp.	106,286,124	5,379,493	(9,793,467)	2,056,897	14,233,346	118,162,393	835,247	241,755	—
Stellar Bancorp, Inc.	80,716,493	3,651,305	(5,568,479)	(381,755)	(5,173,295)	73,244,269	3,199,837	422,471	—
Stepan Co.	158,190,511	6,850,581	(10,898,475)	(163,703)	(11,308,503)	142,670,411	1,492,993	558,516	—
Steven Madden Ltd.	192,104,172	8,020,991	(18,726,088)	564,431	(17,758,727)	164,204,779	5,023,089	1,110,834	—
Stewart Information Services Corp.	76,127,135	195,534	—	—	1,494,505	77,817,174	1,891,521	851,184	—
StoneX Group, Inc.	132,431,538	5,279,492	(8,392,895)	2,239,658	(28,178,690)	103,379,103	1,244,332	—	—
Strategic Education, Inc.	145,694,199	6,013,723	(9,857,604)	393,752	(35,600,947)	106,643,123	1,571,980	968,524	—
Stride, Inc.	116,847,368	5,870,448	(9,620,025)	(87,160)	(5,585,774)	107,424,857	2,885,438	—	—
Sturm Ruger & Co., Inc.	73,737,279	3,675,040	(5,821,654)	(436,310)	(5,341,281)	65,813,074	1,242,694	405,885	—
Summit Hotel Properties, Inc.	54,522,356	2,496,117	(4,016,612)	(1,913,388)	(1,912,936)	49,175,537	7,553,846	461,405	—
SunCoke Energy, Inc.	54,577,450	2,333,880	(3,823,508)	(266,739)	(6,510,021)	46,311,062	5,884,506	479,899	—
Sunstone Hotel Investors, Inc.	151,302,794	6,883,437	(13,968,728)	(461,730)	4,098,065	147,853,838	14,610,063	729,309	—
Supernus Pharmaceuticals, Inc.	142,742,976	6,301,828	(10,337,908)	1,533,480	(25,270,014)	114,970,362	3,824,696	—	—
Sylvamo Corp.	107,425,527	4,506,788	(7,922,186)	927,122	(14,132,745)	90,804,506	2,244,858	577,721	—
Talos Energy, Inc.(h)	N/A	44,024,693	(3,296,501)	140,857	(5,752,609)	105,650,619	7,617,204	—	—
Tandem Diabetes Care, Inc.	190,328,065	6,823,430	(10,988,098)	(2,975,912)	(71,739,688)	111,447,797	4,541,475	—	—
Tanger Factory Outlet Centers, Inc.	149,288,290	6,497,603	(11,110,888)	1,702,784	16,626,133	163,003,922	7,385,769	1,868,520	—
TechTarget, Inc.	70,076,304	3,706,189	(8,024,717)	(5,667,015)	(3,516,593)	56,574,168	1,817,352	—	—
Telephone & Data Systems, Inc.	76,222,146	3,319,029	(5,660,753)	(4,403,984)	(12,309,566)	57,166,872	6,946,157	1,335,902	—
Tennant Co.	92,604,246	5,017,002	(9,124,232)	882,819	16,126,350	105,506,185	1,300,779	356,823	—
Thryv Holdings, Inc.	51,410,241	2,783,593	(3,972,449)	(594,437)	3,963,586	53,590,534	2,178,477	—	—
TimkenSteel Corp.	52,888,690	2,782,028	(5,374,097)	1,168,115	7,739,306	59,204,042	2,744,740	—	—
Titan International, Inc.	38,870,980	2,151,083	(3,204,838)	302,723	3,357,809	41,477,757	3,613,045	—	—
Tompkins Financial Corp.	60,143,045	2,564,524	(3,473,151)	(521,407)	(9,002,599)	49,710,412	892,467	542,369	—
Tredegar Corp.(b)	16,623,950	524,579	(11,477,417)	(20,166,677)	14,495,565	—	—	235,104	—
TreeHouse Foods, Inc.	185,248,352	7,733,639	(13,678,693)	1,855,709	(1,734,516)	179,424,491	3,561,423	—	—
Tri Pointe Homes, Inc.	185,957,853	10,235,693	(20,393,558)	4,259,845	50,555,952	230,615,785	7,018,131	—	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
Trinity Industries, Inc.	$ 144,524,275	$ 6,189,242	$ (11,053,371)	$ (411,235)	$ 7,941,379	$ 147,190,290	5,725,021	$ 1,534,697	$ —
Trinseo PLC	52,985,063	2,187,874	(3,125,630)	(2,966,860)	(17,617,682)	31,462,765	2,483,249	353,901	—
Triumph Financial, Inc.	95,710,400	—	(6,958,086)	(3,448,676)	7,731,607	93,035,245	1,532,201	—	—
Triumph Group, Inc.	47,247,782	—	—	—	3,179,748	50,427,530	4,076,599	—	—
TrueBlue, Inc.	42,436,215	2,181,105	(5,530,949)	(1,683,408)	1,422,032	38,824,995	2,192,264	—	—
Trupanion, Inc.	109,637,605	3,785,625	(5,610,560)	(6,765,659)	(52,004,372)	49,042,639	2,492,004	—	—
TrustCo Bank Corp.	40,955,608	—	—	—	(4,269,949)	36,685,659	1,282,267	461,616	—
Trustmark Corp.	99,208,760	—	—	—	(14,379,245)	84,829,515	4,016,549	923,806	—
TTM Technologies, Inc.	100,193,427	4,769,996	(7,074,513)	(199,288)	3,034,935	100,724,557	7,246,371	—	—
Two Harbors Investment Corp.	103,215,451	4,871,486	(7,461,148)	(3,904,059)	(1,937,708)	94,784,022	6,828,820	4,210,012	—
U.S. Physical Therapy, Inc.	92,764,634	17,531,864	(9,017,293)	1,832,340	22,441,404	125,552,949	1,034,294	403,335	—
U.S. Silica Holdings, Inc.	65,681,594	3,784,763	(4,505,141)	533,534	552,409	66,047,159	5,444,943	—	—
UFP Technologies, Inc.	—	91,146,801	(911,450)	21,835	3,778,286	94,035,472	485,094	—	—
Ultra Clean Holdings, Inc.	109,650,769	5,503,110	(11,501,357)	(1,284,821)	18,617,690	120,985,391	3,145,746	—	—
UniFirst Corp.	193,944,463	8,067,607	(14,721,781)	(212,434)	(22,469,326)	164,608,529	1,061,922	339,005	—
uniQure NV	60,288,023	3,045,781	(3,851,647)	(646,865)	(24,929,197)	33,906,095	2,958,647	—	—
United Community Banks, Inc.	223,750,587	4,383,725	(2,246,183)	(1,062,265)	(24,120,253)	200,705,611	8,031,437	1,866,828	—
United Fire Group, Inc.	42,728,827	193,771	(2,319,795)	(2,760,209)	(3,541,608)	34,300,986	1,513,724	258,629	—
United Natural Foods, Inc.	114,892,166	5,152,502	(9,125,489)	(2,569,789)	(26,625,248)	81,724,142	4,180,263	—	—
Uniti Group, Inc.	61,356,045	3,430,811	(5,649,158)	(4,890,645)	23,213,193	77,460,246	16,766,287	2,567,464	—
Unitil Corp.	66,644,509	3,102,354	(4,838,205)	148,982	(7,416,952)	57,640,688	1,136,673	467,272	—
Universal Corp.	94,377,815	4,610,553	(7,438,854)	(238,577)	(4,971,918)	86,339,019	1,728,855	1,402,530	—
Universal Health Realty Income Trust	44,402,307	2,090,967	(3,286,035)	(789,362)	279,178	42,697,055	897,374	661,004	—
Universal Insurance Holdings, Inc.	36,438,725	1,482,628	(2,665,400)	(243,238)	(5,272,763)	29,739,952	1,927,411	316,259	—
Upbound Group, Inc.	89,481,843	5,033,718	(8,185,096)	1,431,637	22,823,394	110,585,496	3,552,377	2,469,001	—
Urban Edge Properties	128,562,943	5,890,886	(9,577,240)	(705,311)	3,824,460	127,995,738	8,295,252	1,357,016	—
Urstadt Biddle Properties, Inc., Class A	34,221,124	3,466,739	(2,225,592)	21,014	7,634,993	43,118,278	2,028,141	438,357	—
Vanda Pharmaceuticals, Inc.	28,107,205	1,487,234	(1,373,216)	(195,982)	(596,086)	27,429,155	4,162,239	—	—
Varex Imaging Corp.	52,999,203	3,208,814	(4,883,601)	(583,859)	16,154,474	66,895,031	2,838,143	—	—
Vector Group Ltd.	114,861,598	5,604,575	(8,643,272)	1,552,790	5,945,680	119,321,371	9,314,705	1,903,303	—
Veeco Instruments, Inc.	78,954,802	4,146,528	(6,561,250)	1,604,866	15,138,450	93,283,396	3,632,531	—	—
Veradigm, Inc.	103,631,851	4,814,297	(7,391,843)	882,496	(4,667,132)	97,269,669	7,719,815	—	—
Vericel Corp.	100,897,978	5,204,592	(8,477,593)	(1,914,066)	29,855,017	125,565,928	3,342,186	—	—
Veris Residential, Inc.	84,533,556	4,531,607	(7,209,385)	634,718	7,603,884	90,094,380	5,613,357	—	—
Veritex Holdings, Inc.	68,439,831	—	—	—	(1,236,864)	67,202,967	3,748,074	749,615	—
Veritiv Corp.	132,456,525	5,842,116	(9,044,299)	3,518,307	(12,974,247)	119,798,402	953,733	611,661	—
Verra Mobility Corp., Class A	171,896,557	8,301,961	(14,767,165)	552,858	27,482,418	193,466,629	9,810,681	—	—
Viad Corp.	31,387,728	1,871,027	(2,637,959)	(1,386,742)	10,332,204	39,566,258	1,471,959	—	—
Viasat, Inc.(a)	188,377,568	9,459,342	(17,325,241)	1,123,893	4,530,475	N/A	N/A	—	—
Viavi Solutions, Inc.	177,432,688	7,347,190	(14,924,381)	(3,510,857)	10,979,264	177,323,904	15,650,830	—	—
Victoria’s Secret & Co.	—	108,362,012	(194,669)	(2,193)	(11,943,829)	96,221,321	5,520,443	—	—
Virtus Investment Partners, Inc.	94,337,674	1,603,894	(4,038,299)	(470,223)	4,106,100	95,539,146	483,816	817,570	—
Vista Outdoor, Inc.	113,962,723	5,518,845	(8,154,835)	918,716	(1,143,039)	111,102,410	4,015,266	—	—
Vital Energy, Inc.	55,637,675	6,793,045	(3,146,738)	(2,201,033)	1,934,287	59,017,236	1,307,137	—	—
Wabash National Corp.	85,424,750	4,190,012	(7,860,106)	1,739,884	2,095,652	85,590,192	3,338,151	276,498	—
Walker & Dunlop, Inc.	170,050,668	7,149,834	(11,160,330)	(44,470)	6,264,058	172,259,760	2,178,022	1,390,564	—
Washington Federal, Inc.	118,876,050	7,611,342	—	—	(14,600,202)	111,887,190	4,218,974	1,054,743	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
WD-40 Co.	$ 176,341,432	$ 7,748,259	$ (15,036,112)	$ 1,391,867	$ 9,415,728	$ 179,861,174	953,412	$ 817,985	$ —
Westamerica BanCorp	85,488,457	—	(2,970,917)	(1,326,435)	(10,008,487)	71,182,618	1,858,554	810,500	—
Whitestone REIT	30,906,498	1,700,484	(2,438,546)	(480,251)	2,154,723	31,842,908	3,282,774	402,812	—
Winnebago Industries, Inc.	128,434,026	6,449,718	(11,451,274)	2,180,672	17,481,590	143,094,732	2,145,670	1,194,637	—
WisdomTree, Inc.	47,941,123	—	(1,869,335)	(200,580)	8,403,857	54,275,065	7,911,817	245,432	—
Wolverine World Wide, Inc.	97,581,873	4,635,324	(6,680,895)	(3,042,083)	(10,490,555)	82,003,664	5,582,278	556,925	—
World Kinect Corp.(i)	114,988,874	5,226,579	(7,942,159)	(1,420,639)	(20,159,584)	90,693,071	4,385,545	1,238,537	—
WSFS Financial Corp.	159,891,957	—	—	—	467,645	160,359,602	4,251,315	637,697	—
Xencor, Inc.	121,801,515	5,490,463	(8,686,988)	(2,320,815)	(10,243,602)	106,040,573	4,246,719	—	—
Xenia Hotels & Resorts, Inc.	109,489,891	—	(8,940,173)	(6,903,408)	419,767	94,066,077	7,641,436	764,144	—
XPEL, Inc.(a)	96,821,615	5,334,087	(8,998,361)	863,291	(7,023,811)	N/A	N/A	—	—
Xperi, Inc.	33,237,769	1,661,656	(2,041,067)	(2,322,771)	8,969,012	39,504,599	3,004,152	—	—
Yelp, Inc.	155,587,661	7,974,331	(16,187,444)	1,187,921	27,497,394	176,059,863	4,835,481	—	—
Zumiez, Inc.(b)	20,807,438	853,468	(17,265,476)	(12,559,816)	8,164,386	—	—	—	—
				$ (829,056,571)	$ 2,615,239,536	$ 67,008,985,688		$ 298,731,684	$ —
(a)	As of period end, the entity was not considered an affiliate.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(e)	Formerly the Harsco Corp.
(f)	Formerly the KAR Auction Services, Inc.
(g)	Formerly the RE/MAX Holdings, Inc.
(h)	As of the beginning of the period, the entity was not considered an affiliate.
(i)	Formerly the World Fuel Services Corp.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1,314	09/15/23	$ 125,073	$ 2,314,709

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty (a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$ 480,261,631	$ 3,952,291(c)	$ 484,643,678	0.7%
	Monthly	HSBC Bank PLC(d)	02/10/28	480,658,590	2,327,517(e)	482,202,807	0.7
	Monthly	JPMorgan Chase Bank NA(f)	02/08/24	421,130,311	(3,854,866) (g)	418,448,062	0.6
					$ 2,424,942	$ 1,385,294,547
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(429,756) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $783,300 of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(1,172,617) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-625 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Triumph Group, Inc.	337,890	$ 4,179,699	0.9%
Banks
Central Pacific Financial Corp.	108,720	1,707,991	0.3
Community Bank System, Inc.	24,622	1,154,279	0.2
Northwest Bancshares, Inc.	70,402	746,261	0.2
Pacific Premier Bancorp, Inc.	31,658	654,688	0.1
PacWest Bancorp	2,684,721	21,880,476	4.5
Preferred Bank	32,639	1,794,819	0.4
Renasant Corp.	3,211	83,903	0.0
TrustCo Bank Corp.	10,588	302,923	0.1
		28,325,340
Capital Markets
Artisan Partners Asset Management, Inc., Class A	2,200,000	86,482,000	17.9
Moelis & Co., Class A	3,552,489	161,069,851	33.2
		247,551,851
Commercial Services & Supplies
Pitney Bowes, Inc.	3,026,516	10,713,867	2.2
Communications Equipment
Extreme Networks, Inc.	2,371,399	61,774,944	12.7
Health Care Providers & Services
RadNet, Inc.	409,005	13,341,743	2.7
	Shares	Value	% of Basket Value
Insurance
Ambac Financial Group, Inc.	141,562	$ 2,015,843	0.4%
Genworth Financial, Inc., Class A	688,711	3,443,555	0.7
Safety Insurance Group, Inc.	1,793	128,594	0.1
		5,587,992
Metals & Mining
Warrior Met Coal, Inc.	44,878	1,747,998	0.4
Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	474,661	12,630,729	2.6
Residential REITs
NexPoint Residential Trust, Inc.	10,613	482,679	0.1
Retail REITs
Macerich Co.	7,000,000	78,890,000	16.3
SITE Centers Corp.	1,468,747	19,416,836	4.0
		98,306,836
Net Value of Reference Entity — Goldman Sachs Bank USA		$ 484,643,678
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Triumph Group, Inc.	119,676	$ 1,480,392	0.3%

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
	Shares	Value	% of Basket Value
Banks
Atlantic Union Bankshares Corp.	471,875	$ 12,245,156	2.6%
Brookline Bancorp, Inc.	72,337	632,225	0.1
Community Bank System, Inc.	22,002	1,031,454	0.2
First Commonwealth Financial Corp.	45,834	579,800	0.1
First Financial Bancorp	75,665	1,546,593	0.3
Fulton Financial Corp.	6,415,607	76,474,036	15.9
Hanmi Financial Corp.	40,696	607,591	0.1
Hope Bancorp, Inc.	139,021	1,170,557	0.3
NBT Bancorp, Inc.	18,867	600,914	0.1
Northwest Bancshares, Inc.	6,512	69,027	0.0
Preferred Bank	264,460	14,542,655	3.0
Provident Financial Services, Inc.	46,954	767,228	0.2
Renasant Corp.	3,211	83,904	0.0
Simmons First National Corp., Class A	92,813	1,601,024	0.3
TrustCo Bank Corp.	38,026	1,087,924	0.2
Trustmark Corp.	242,683	5,125,465	1.1
Washington Federal, Inc.	369,662	9,803,436	2.0
WSFS Financial Corp.	36,016	1,358,524	0.3
		129,327,513
Commercial Services & Supplies
Pitney Bowes, Inc.	470,415	1,665,269	0.3
Consumer Finance
Bread Financial Holdings, Inc.	1,766,437	55,448,457	11.5
Diversified Telecommunication Services
Lumen Technologies, Inc.	17,381,327	39,281,799	8.2
Financial Services
Mr. Cooper Group, Inc.	36,240	1,835,194	0.4
Health Care Providers & Services
RadNet, Inc.	139,964	4,565,626	1.0
Hotel & Resort REITs
Pebblebrook Hotel Trust	809,698	11,287,190	2.3
Insurance
Ambac Financial Group, Inc.	229,674	3,270,557	0.7
Employers Holdings, Inc.	141,268	5,284,836	1.1
Genworth Financial, Inc., Class A	1,849,410	9,247,050	1.9
Horace Mann Educators Corp.	118,682	3,520,108	0.7
ProAssurance Corp.	242,542	3,659,959	0.8
Safety Insurance Group, Inc.	14,854	1,065,329	0.2
Stewart Information Services Corp.	8,670	356,684	0.1
		26,404,523
Metals & Mining
Warrior Met Coal, Inc.	138,442	5,392,316	1.1
Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	5,537,403	82,064,312	17.0
Office REITs
Douglas Emmett, Inc.	5,022,601	63,134,095	13.1
Easterly Government Properties, Inc.	209,620	3,039,490	0.6
		66,173,585
Oil, Gas & Consumable Fuels
Green Plains, Inc.	495,111	15,962,379	3.3
Par Pacific Holdings, Inc.	229,278	6,101,087	1.3
		22,063,466
	Shares	Value	% of Basket Value
Retail REITs
Macerich Co.	1,489,771	$ 16,789,719	3.5%
SITE Centers Corp.	1,052,703	13,916,734	2.9
		30,706,453
Software
Adeia, Inc.	409,329	4,506,712	0.9
Net Value of Reference Entity — HSBC Bank PLC		$ 482,202,807
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Central Pacific Financial Corp.	177,285	$ 2,785,147	0.7%
Community Bank System, Inc.	887	41,583	0.0
National Bank Holdings Corp., Class A	5,338	155,015	0.0
Preferred Bank	8,239	453,063	0.1
TrustCo Bank Corp.	4,060	116,157	0.0
Veritex Holdings, Inc.	35,430	635,260	0.2
WSFS Financial Corp.	1,596	60,201	0.0
		4,246,426
Capital Markets
Artisan Partners Asset Management, Inc., Class A	1,268,381	49,860,057	11.9
Communications Equipment
Extreme Networks, Inc.	786,881	20,498,250	4.9
Financial Services
Radian Group, Inc.	8,365,061	211,468,742	50.5
Health Care Providers & Services
RadNet, Inc.	252,203	8,226,862	2.0
Insurance
Ambac Financial Group, Inc.	572,273	8,149,167	2.0
Genworth Financial, Inc., Class A	615,691	3,078,455	0.7
		11,227,622
Metals & Mining
Warrior Met Coal, Inc.	972,385	37,874,396	9.1
Office REITs
Easterly Government Properties, Inc.	19,614	284,403	0.1
Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	329,728	8,774,062	2.1
Residential REITs
NexPoint Residential Trust, Inc.	49,108	2,233,432	0.5

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Small-Cap ETF
	Shares	Value	% of Basket Value
Retail REITs
Macerich Co.	5,500,000	$ 61,985,000	14.8%
SITE Centers Corp.	133,798	1,768,810	0.4
		63,753,810
	Shares	Value	% of Basket Value
Retail REITs (continued)
Net Value of Reference Entity — JPMorgan Chase Bank NA		$ 418,448,062

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 67,578,393,112	$ —	$ —	$ 67,578,393,112
Short-Term Securities
Money Market Funds	5,688,016,757	—	—	5,688,016,757
	$ 73,266,409,869	$ —	$ —	$ 73,266,409,869
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,314,709	$ 6,279,808	$ —	$ 8,594,517
Liabilities
Equity Contracts	—	(3,854,866)	—	(3,854,866)
	$ 2,314,709	$ 2,424,942	$ —	$ 4,739,651
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust